American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Equity ETF (AVUS)
May 31, 2025

Avantis U.S. Equity ETF - Schedule of Investments
MAY 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.4%
AeroVironment, Inc.(1)	1,648	293,394
AerSale Corp.(1)	7,009	41,283
Archer Aviation, Inc., Class A(1)	819	8,264
Astronics Corp.(1)	3,006	93,847
ATI, Inc.(1)	76,070	6,058,215
Axon Enterprise, Inc.(1)	1,940	1,455,698
Boeing Co.(1)	45,004	9,330,229
BWX Technologies, Inc.	39,437	4,953,287
Cadre Holdings, Inc.	522	17,106
Curtiss-Wright Corp.	5,375	2,365,591
Ducommun, Inc.(1)	2,227	156,736
General Dynamics Corp.	14,676	4,087,119
General Electric Co.	96,098	23,631,459
Hexcel Corp.	22,088	1,168,234
Howmet Aerospace, Inc.	27,218	4,624,066
Huntington Ingalls Industries, Inc.	13,234	2,951,976
Kratos Defense & Security Solutions, Inc.(1)	3,206	118,269
L3Harris Technologies, Inc.	1,789	437,124
Leonardo DRS, Inc.	7,294	308,536
Lockheed Martin Corp.	32,359	15,609,335
Mercury Systems, Inc.(1)	7,281	358,589
Moog, Inc., Class A	3,906	723,821
National Presto Industries, Inc.	775	66,379
Northrop Grumman Corp.	9,599	4,653,307
Park Aerospace Corp.	1,253	17,104
Rocket Lab Corp.(1)	693	18,566
RTX Corp.	108,902	14,862,945
Textron, Inc.	49,796	3,686,398
TransDigm Group, Inc.	4,008	5,885,468
Woodward, Inc.	19,527	4,224,276
		112,206,621
Air Freight and Logistics — 0.5%
CH Robinson Worldwide, Inc.	21,859	2,097,808
Expeditors International of Washington, Inc.	66,126	7,454,384
FedEx Corp.	73,613	16,054,995
Hub Group, Inc., Class A	25,779	869,010
Radiant Logistics, Inc.(1)	13,283	78,901
United Parcel Service, Inc., Class B	161,186	15,722,083
		42,277,181
Automobile Components — 0.4%
American Axle & Manufacturing Holdings, Inc.(1)	65,682	288,344
Aptiv PLC(1)	58,845	3,931,434
Autoliv, Inc.	42,664	4,386,713
BorgWarner, Inc.	112,203	3,712,797
Dana, Inc.	121,439	2,019,531
Dorman Products, Inc.(1)	12,897	1,667,711
Gentex Corp.	74,146	1,599,329
Gentherm, Inc.(1)	13,995	382,973
Goodyear Tire & Rubber Co.(1)	190,423	2,172,726

LCI Industries	15,931	1,388,227
Lear Corp.	29,262	2,645,870
Modine Manufacturing Co.(1)	23,075	2,095,210
Motorcar Parts of America, Inc.(1)	4,857	54,107
Patrick Industries, Inc.	18,924	1,624,815
Phinia, Inc.	26,559	1,152,661
QuantumScape Corp.(1)(2)	32,170	128,680
Standard Motor Products, Inc.	10,903	330,361
Stoneridge, Inc.(1)	5,083	25,517
Strattec Security Corp.(1)	841	47,079
Visteon Corp.(1)	13,665	1,153,668
XPEL, Inc.(1)	3,120	112,226
		30,919,979
Automobiles — 1.3%
Ford Motor Co.	1,437,221	14,918,354
General Motors Co.	434,800	21,570,428
Harley-Davidson, Inc.	67,120	1,624,975
Lucid Group, Inc.(1)(2)	75,090	167,451
Rivian Automotive, Inc., Class A(1)(2)	118,600	1,723,258
Tesla, Inc.(1)	195,217	67,634,882
Thor Industries, Inc.	25,876	2,100,872
Winnebago Industries, Inc.	11,128	377,573
		110,117,793
Banks — 5.5%
1st Source Corp.	5,502	333,201
ACNB Corp.	2,854	118,641
Amalgamated Financial Corp.	12,708	384,036
Amerant Bancorp, Inc.	10,090	176,878
Ameris Bancorp	22,309	1,371,334
Ames National Corp.	775	13,485
Arrow Financial Corp.	6,652	171,289
Associated Banc-Corp.	57,210	1,325,556
Atlantic Union Bankshares Corp.	40,306	1,209,986
Axos Financial, Inc.(1)	34,928	2,428,893
Banc of California, Inc.	50,719	695,865
BancFirst Corp.	5,435	672,337
Bancorp, Inc.(1)	33,706	1,722,377
Bank First Corp.	3,391	394,373
Bank of America Corp.	828,859	36,577,548
Bank of Hawaii Corp.	19,679	1,308,850
Bank of Marin Bancorp	3,688	78,591
Bank of NT Butterfield & Son Ltd.	31,733	1,337,863
Bank OZK	59,057	2,617,997
BankUnited, Inc.	30,454	1,034,827
Bankwell Financial Group, Inc.	1,020	35,404
Banner Corp.	12,507	771,057
Bar Harbor Bankshares	5,263	153,048
BayCom Corp.	535	14,119
BCB Bancorp, Inc.	4,574	37,049
Berkshire Hills Bancorp, Inc.	16,832	416,760
Blue Foundry Bancorp(1)	5,221	47,302
BOK Financial Corp.	6,207	586,065
Bridgewater Bancshares, Inc.(1)	8,610	126,050
Brookline Bancorp, Inc.	28,952	299,074
Burke & Herbert Financial Services Corp.	2,766	157,441

Business First Bancshares, Inc.	11,909	283,315
Byline Bancorp, Inc.	13,037	337,267
Cadence Bank	70,134	2,125,060
Camden National Corp.	4,803	188,950
Capital Bancorp, Inc.	2,458	79,393
Capital City Bank Group, Inc.	4,278	161,452
Carter Bankshares, Inc.(1)	8,717	143,395
Cathay General Bancorp	26,359	1,129,615
Central Pacific Financial Corp.	13,766	367,552
Chemung Financial Corp.	144	6,749
ChoiceOne Financial Services, Inc.	2,156	63,774
Citigroup, Inc.	311,756	23,481,462
Citizens & Northern Corp.	55	1,020
Citizens Financial Group, Inc.	125,685	5,071,390
Citizens Financial Services, Inc.	707	43,233
City Holding Co.	5,595	659,595
Civista Bancshares, Inc.	3,136	70,717
CNB Financial Corp.	8,109	175,722
Coastal Financial Corp.(1)	3,806	334,509
Columbia Banking System, Inc.	101,693	2,377,582
Columbia Financial, Inc.(1)	6,679	95,576
Comerica, Inc.	63,424	3,620,876
Commerce Bancshares, Inc.	47,560	2,996,756
Community Financial System, Inc.	12,501	703,056
Community Trust Bancorp, Inc.	5,915	301,961
Community West Bancshares	2,784	49,555
ConnectOne Bancorp, Inc.	15,596	358,240
Cullen/Frost Bankers, Inc.	23,285	2,956,729
Customers Bancorp, Inc.(1)	17,509	892,259
CVB Financial Corp.	44,281	830,269
Dime Community Bancshares, Inc.	16,380	420,311
Eagle Bancorp, Inc.	11,210	197,296
East West Bancorp, Inc.	68,815	6,275,928
Eastern Bankshares, Inc.	65,952	989,280
Enterprise Bancorp, Inc.	3,277	126,328
Enterprise Financial Services Corp.	15,125	800,717
Equity Bancshares, Inc., Class A	5,941	231,343
Esquire Financial Holdings, Inc.	4,324	392,360
Farmers & Merchants Bancorp, Inc.	1,027	24,453
Farmers National Banc Corp.	11,947	158,059
FB Financial Corp.	10,948	477,880
Fidelity D&D Bancorp, Inc.	132	5,383
Fifth Third Bancorp	232,949	8,896,322
Financial Institutions, Inc.	6,255	161,504
First BanCorp	100,917	2,016,322
First Bancorp, Inc.	582	14,079
First Bancorp/Southern Pines NC	12,689	524,944
First Bank	3,826	55,592
First Busey Corp.	27,680	612,282
First Business Financial Services, Inc.	3,890	189,715
First Citizens BancShares, Inc., Class A	3,959	7,319,716
First Commonwealth Financial Corp.	39,208	612,429
First Community Bankshares, Inc.	4,066	152,882
First Financial Bancorp	26,392	637,631
First Financial Bankshares, Inc.	31,647	1,115,873

First Financial Corp.	4,126	213,892
First Foundation, Inc.(1)	15,159	78,220
First Hawaiian, Inc.	40,731	972,656
First Horizon Corp.	156,385	3,108,934
First Internet Bancorp	1,280	31,040
First Interstate BancSystem, Inc., Class A	31,279	849,225
First Merchants Corp.	18,964	714,943
First Mid Bancshares, Inc.	9,166	323,376
First of Long Island Corp.	7,182	85,250
Firstsun Capital Bancorp(1)	815	29,201
Five Star Bancorp	4,399	122,996
Flagstar Financial, Inc.	57,896	666,962
Flushing Financial Corp.	10,183	122,501
FNB Corp.	120,119	1,666,051
FS Bancorp, Inc.	1,347	51,738
Fulton Financial Corp.	63,892	1,102,137
FVCBankcorp, Inc.(1)	1,399	16,312
German American Bancorp, Inc.	11,437	437,065
Glacier Bancorp, Inc.	27,186	1,127,403
Great Southern Bancorp, Inc.	4,002	223,872
Greene County Bancorp, Inc.	466	10,108
Guaranty Bancshares, Inc.	883	36,503
Hancock Whitney Corp.	31,487	1,721,394
Hanmi Financial Corp.	14,429	330,713
HarborOne Bancorp, Inc.	3,583	40,775
HBT Financial, Inc.	3,431	80,285
Heritage Commerce Corp.	24,030	222,518
Heritage Financial Corp.	11,693	273,382
Hilltop Holdings, Inc.	16,897	503,869
Hingham Institution For Savings	446	108,115
Home Bancorp, Inc.	447	22,529
Home BancShares, Inc.	49,871	1,410,851
HomeStreet, Inc.(1)	4,997	65,111
HomeTrust Bancshares, Inc.	5,190	187,307
Hope Bancorp, Inc.	42,464	426,339
Horizon Bancorp, Inc.	14,391	213,562
Huntington Bancshares, Inc.	442,089	6,909,851
Independent Bank Corp.	15,506	953,619
Independent Bank Corp. (Michigan)	12,475	393,337
International Bancshares Corp.	30,111	1,885,852
John Marshall Bancorp, Inc.	916	15,975
JPMorgan Chase & Co.	456,136	120,419,904
Kearny Financial Corp.	12,712	76,653
KeyCorp	284,159	4,506,762
Lakeland Financial Corp.	8,897	532,663
Live Oak Bancshares, Inc.	13,626	374,034
M&T Bank Corp.	40,585	7,412,444
MainStreet Bancshares, Inc.	24	454
Mercantile Bank Corp.	9,471	418,239
Metrocity Bankshares, Inc.	9,896	276,494
Metropolitan Bank Holding Corp.(1)	3,953	255,641
Mid Penn Bancorp, Inc.	2,950	78,618
Midland States Bancorp, Inc.	11,243	189,782
MidWestOne Financial Group, Inc.	2,989	85,934
MVB Financial Corp.	1,299	25,408

National Bank Holdings Corp., Class A	14,750	533,213
National Bankshares, Inc.	152	3,894
NB Bancorp, Inc.(1)	19,354	326,115
NBT Bancorp, Inc.	13,869	580,418
Nicolet Bankshares, Inc.	4,084	500,862
Northeast Bank	4,423	370,780
Northfield Bancorp, Inc.	12,437	145,264
Northrim BanCorp, Inc.	2,278	208,665
Northwest Bancshares, Inc.	47,367	581,667
NU Holdings Ltd., Class A(1)	215,588	2,589,212
Oak Valley Bancorp	715	18,225
OceanFirst Financial Corp.	18,619	312,985
OFG Bancorp	28,944	1,190,756
Old National Bancorp	114,188	2,381,962
Old Second Bancorp, Inc.	21,750	359,745
OP Bancorp	18	222
Orange County Bancorp, Inc.	848	21,683
Origin Bancorp, Inc.	12,481	425,477
Orrstown Financial Services, Inc.	4,307	129,468
Pacific Premier Bancorp, Inc.	43,292	917,790
Park National Corp.	4,683	761,268
Parke Bancorp, Inc.	1,098	21,290
Pathward Financial, Inc.	16,271	1,269,952
PCB Bancorp	2,787	53,901
Peapack-Gladstone Financial Corp.	6,072	166,494
Peoples Bancorp, Inc.	16,728	490,465
Peoples Financial Services Corp.	1,048	50,367
Pinnacle Financial Partners, Inc.	20,619	2,191,387
PNC Financial Services Group, Inc.	83,462	14,506,530
Ponce Financial Group, Inc.(1)	1,651	22,107
Popular, Inc.	29,377	3,041,401
Preferred Bank	8,582	717,541
Primis Financial Corp.	1,437	13,608
Prosperity Bancshares, Inc.	18,801	1,309,490
Provident Financial Services, Inc.	38,675	645,872
QCR Holdings, Inc.	7,478	503,269
RBB Bancorp	7,395	125,567
Red River Bancshares, Inc.	206	11,555
Regions Financial Corp.	248,967	5,337,852
Renasant Corp.	28,371	994,404
Republic Bancorp, Inc., Class A	4,023	275,736
S&T Bancorp, Inc.	15,554	570,210
Seacoast Banking Corp. of Florida	26,397	681,835
ServisFirst Bancshares, Inc.	18,175	1,352,765
Shore Bancshares, Inc.	6,880	99,691
Sierra Bancorp	2,006	54,904
Simmons First National Corp., Class A	40,113	752,520
SmartFinancial, Inc.	4,615	146,665
South Plains Financial, Inc.	5,114	183,951
Southern First Bancshares, Inc.(1)	1,968	70,986
Southern Missouri Bancorp, Inc.	3,185	167,722
Southern States Bancshares, Inc.	728	25,109
Southside Bancshares, Inc.	11,733	330,753
SouthState Corp.	30,090	2,641,902
Stellar Bancorp, Inc.	16,763	451,260

Stock Yards Bancorp, Inc.	9,914	729,274
Synovus Financial Corp.	59,972	2,868,461
Texas Capital Bancshares, Inc.(1)	13,977	1,002,011
TFS Financial Corp.	5,680	75,033
Third Coast Bancshares, Inc.(1)	1,458	44,702
Timberland Bancorp, Inc.	1,261	38,372
Tompkins Financial Corp.	3,985	244,679
Towne Bank	23,581	814,959
TriCo Bancshares	12,983	518,022
Triumph Financial, Inc.(1)	5,404	312,189
Truist Financial Corp.	238,813	9,433,113
TrustCo Bank Corp.	7,214	223,923
Trustmark Corp.	16,952	584,166
U.S. Bancorp	300,250	13,087,897
UMB Financial Corp.	24,882	2,565,832
United Bankshares, Inc.	33,876	1,224,279
United Community Banks, Inc.	37,405	1,075,020
United Security Bancshares	315	2,722
Unity Bancorp, Inc.	3,120	137,920
Univest Financial Corp.	10,243	302,373
Valley National Bancorp	140,429	1,232,967
Veritex Holdings, Inc.	21,417	518,291
WaFd, Inc.	39,470	1,121,737
Washington Trust Bancorp, Inc.	5,861	162,115
Webster Financial Corp.	63,423	3,265,016
Wells Fargo & Co.	615,988	46,063,583
WesBanco, Inc.	27,791	855,407
West BanCorp, Inc.	3,026	58,644
Westamerica Bancorporation	15,469	743,285
Western Alliance Bancorp	50,795	3,678,066
Western New England Bancorp, Inc.	90	850
Wintrust Financial Corp.	29,322	3,501,340
WSFS Financial Corp.	22,167	1,172,413
Zions Bancorp NA	76,155	3,606,701
		454,245,847
Beverages — 0.9%
Boston Beer Co., Inc., Class A(1)	2,427	557,846
Brown-Forman Corp., Class A	5,854	194,528
Brown-Forman Corp., Class B	42,291	1,409,982
Celsius Holdings, Inc.(1)	40,765	1,544,178
Coca-Cola Co.	465,432	33,557,647
Coca-Cola Consolidated, Inc.	33,970	3,894,661
Constellation Brands, Inc., Class A	20,380	3,633,550
Keurig Dr. Pepper, Inc.	79,573	2,679,223
MGP Ingredients, Inc.	1,138	33,480
Molson Coors Beverage Co., Class B	65,526	3,511,538
Monster Beverage Corp.(1)	89,345	5,713,613
National Beverage Corp.	13,232	598,483
PepsiCo, Inc.	137,064	18,017,063
Primo Brands Corp., Class A	5,785	191,310
		75,537,102
Biotechnology — 1.9%
4D Molecular Therapeutics, Inc.(1)	5,616	20,330
89bio, Inc.(1)	8,804	86,631
AbbVie, Inc.	194,060	36,116,507

Absci Corp.(1)(2)	2,010	5,327
ACADIA Pharmaceuticals, Inc.(1)	38,061	820,976
ADMA Biologics, Inc.(1)	27,769	550,937
Agios Pharmaceuticals, Inc.(1)	3,755	120,498
Alkermes PLC(1)	63,006	1,928,614
Amgen, Inc.	59,762	17,222,213
Anika Therapeutics, Inc.(1)	3,415	38,077
Annexon, Inc.(1)	3,874	7,903
Arcturus Therapeutics Holdings, Inc.(1)	6,635	83,137
Arcus Biosciences, Inc.(1)	16,042	143,255
ArriVent Biopharma, Inc.(1)(2)	1,289	27,391
Astria Therapeutics, Inc.(1)	1,941	9,239
Beam Therapeutics, Inc.(1)	9,830	155,609
BioCryst Pharmaceuticals, Inc.(1)	1,186	12,750
Biogen, Inc.(1)	19,508	2,531,943
BioMarin Pharmaceutical, Inc.(1)	26,749	1,553,314
Catalyst Pharmaceuticals, Inc.(1)	38,671	965,228
Celldex Therapeutics, Inc.(1)	636	12,580
CG oncology, Inc.(1)	4,840	124,001
CRISPR Therapeutics AG(1)(2)	15,136	549,285
Cullinan Therapeutics, Inc.(1)	15,101	130,548
Denali Therapeutics, Inc.(1)	19,379	256,578
Dianthus Therapeutics, Inc.(1)	2,881	50,101
Dynavax Technologies Corp.(1)	34,212	334,935
Emergent BioSolutions, Inc.(1)	39,744	251,182
Enanta Pharmaceuticals, Inc.(1)	1,916	11,362
Entrada Therapeutics, Inc.(1)	6,979	53,040
Exelixis, Inc.(1)	100,217	4,313,340
Gilead Sciences, Inc.	384,529	42,328,952
GRAIL, Inc.(1)(2)	24,593	944,617
Halozyme Therapeutics, Inc.(1)	32,798	1,838,984
HilleVax, Inc.(1)(2)	4,083	7,635
Incyte Corp.(1)	19,165	1,246,875
Intellia Therapeutics, Inc.(1)	3,159	21,702
iTeos Therapeutics, Inc.(1)	5,253	52,635
Kodiak Sciences, Inc.(1)	3,505	11,917
Kura Oncology, Inc.(1)	15,491	88,144
Larimar Therapeutics, Inc.(1)	1,400	3,150
Madrigal Pharmaceuticals, Inc.(1)	81	22,296
MiMedx Group, Inc.(1)	44,284	284,746
Moderna, Inc.(1)	26,741	710,241
Monte Rosa Therapeutics, Inc.(1)	17,517	73,221
Neurocrine Biosciences, Inc.(1)	21,010	2,584,650
Nkarta, Inc.(1)(2)	3,657	6,363
Olema Pharmaceuticals, Inc.(1)	356	1,880
Organogenesis Holdings, Inc.(1)	9,486	25,992
ORIC Pharmaceuticals, Inc.(1)	7,147	58,391
PDL BioPharma, Inc.(1)(2)	1,937	19
Praxis Precision Medicines, Inc.(1)	674	25,983
Protagonist Therapeutics, Inc.(1)	31,717	1,505,606
Puma Biotechnology, Inc.(1)	27,386	89,826
Regeneron Pharmaceuticals, Inc.	15,587	7,641,994
REGENXBIO, Inc.(1)	13,635	120,670
Regulus Therapeutics, Inc.(1)	3,312	26,264
Relay Therapeutics, Inc.(1)	16,059	48,177

Replimune Group, Inc.(1)	8,592	77,156
Revolution Medicines, Inc.(1)	16,140	635,916
Roivant Sciences Ltd.(1)	65,820	723,362
Sage Therapeutics, Inc.(1)	13,343	86,196
Stoke Therapeutics, Inc.(1)	3,994	38,103
Summit Therapeutics, Inc.(1)(2)	5,634	102,623
Tourmaline Bio, Inc.(1)	880	14,678
Tyra Biosciences, Inc.(1)	528	4,805
United Therapeutics Corp.(1)	15,664	4,994,466
Vanda Pharmaceuticals, Inc.(1)	11,217	48,682
Vaxcyte, Inc.(1)	13,775	447,550
Vertex Pharmaceuticals, Inc.(1)	42,986	19,001,961
Verve Therapeutics, Inc.(1)	5,770	25,677
Vir Biotechnology, Inc.(1)	32,244	159,285
Viridian Therapeutics, Inc.(1)	3,743	52,103
Voyager Therapeutics, Inc.(1)	22,313	61,138
Xencor, Inc.(1)	11,821	94,568
Zymeworks, Inc.(1)	2,081	23,786
		154,849,816
Broadline Retail — 4.1%
Amazon.com, Inc.(1)	1,399,882	286,989,809
Coupang, Inc.(1)	236,657	6,638,229
Dillard's, Inc., Class A	1,871	740,953
eBay, Inc.	187,788	13,740,448
Kohl's Corp.	76,504	621,978
Macy's, Inc.	189,437	2,252,406
MercadoLibre, Inc.(1)	11,777	30,187,866
Ollie's Bargain Outlet Holdings, Inc.(1)	13,455	1,499,560
		342,671,249
Building Products — 1.0%
A.O. Smith Corp.	48,729	3,133,762
AAON, Inc.	20,609	1,984,441
Advanced Drainage Systems, Inc.	36,854	4,052,466
Allegion PLC	12,045	1,718,822
American Woodmark Corp.(1)	5,144	289,967
Apogee Enterprises, Inc.	16,132	623,502
Armstrong World Industries, Inc.	28,731	4,471,406
AZEK Co., Inc.(1)	5,334	264,086
AZZ, Inc.	8,893	806,506
Builders FirstSource, Inc.(1)	48,015	5,170,255
Carlisle Cos., Inc.	20,246	7,697,124
Carrier Global Corp.	68,267	4,860,610
CSW Industrials, Inc.	3,383	1,034,488
Fortune Brands Innovations, Inc.	25,958	1,308,283
Gibraltar Industries, Inc.(1)	9,741	570,628
Griffon Corp.	16,155	1,110,656
Hayward Holdings, Inc.(1)	14,367	200,420
Insteel Industries, Inc.	12,834	449,447
Janus International Group, Inc.(1)	54,920	448,696
JELD-WEN Holding, Inc.(1)	56,055	204,601
Johnson Controls International PLC	27,617	2,799,535
Lennox International, Inc.	14,310	8,077,279
Masterbrand, Inc.(1)	60,440	616,488
Owens Corning	46,955	6,289,622
Quanex Building Products Corp.	19,486	326,001

Simpson Manufacturing Co., Inc.	17,101	2,662,626
Tecnoglass, Inc.	16,593	1,420,859
Trane Technologies PLC	27,744	11,937,411
Trex Co., Inc.(1)	47,380	2,647,121
UFP Industries, Inc.	30,974	3,021,823
Zurn Elkay Water Solutions Corp.	30,328	1,097,570
		81,296,501
Capital Markets — 3.6%
Acadian Asset Management, Inc.	2,150	64,737
Affiliated Managers Group, Inc.	4,523	796,048
Ameriprise Financial, Inc.	41,194	20,977,633
Ares Management Corp., Class A	9,797	1,621,404
Artisan Partners Asset Management, Inc., Class A	44,777	1,804,513
Bank of New York Mellon Corp.	187,076	16,576,804
BGC Group, Inc., Class A	86,277	800,651
Blackrock, Inc.	16,159	15,834,043
Blackstone, Inc.	55,592	7,713,946
Carlyle Group, Inc.	44,522	2,012,394
Cboe Global Markets, Inc.	9,939	2,277,224
Charles Schwab Corp.	268,109	23,684,749
CME Group, Inc.	49,174	14,211,286
Cohen & Steers, Inc.	10,760	826,798
Coinbase Global, Inc., Class A(1)	22,530	5,556,349
Diamond Hill Investment Group, Inc.	1,266	178,835
Donnelley Financial Solutions, Inc.(1)	4,794	261,177
Evercore, Inc., Class A	13,611	3,150,810
FactSet Research Systems, Inc.	6,544	2,998,853
Federated Hermes, Inc.	28,171	1,188,816
Franklin Resources, Inc.	63,518	1,374,530
Goldman Sachs Group, Inc.	54,993	33,020,547
Hamilton Lane, Inc., Class A	8,516	1,268,884
Houlihan Lokey, Inc.	10,773	1,881,828
Interactive Brokers Group, Inc., Class A	11,104	2,328,287
Intercontinental Exchange, Inc.	30,728	5,524,894
Invesco Ltd.	76,914	1,112,176
Janus Henderson Group PLC	31,969	1,161,434
Jefferies Financial Group, Inc.	62,444	3,034,778
KKR & Co., Inc.	83,420	10,132,193
Lazard, Inc.	11,345	492,373
LPL Financial Holdings, Inc.	27,756	10,746,013
MarketAxess Holdings, Inc.	9,066	1,961,973
Moelis & Co., Class A	5,614	320,616
Moody's Corp.	18,822	9,021,761
Morgan Stanley	226,379	28,983,303
Morningstar, Inc.	132	40,711
MSCI, Inc.	4,726	2,665,559
Nasdaq, Inc.	15,208	1,270,476
Northern Trust Corp.	91,332	9,748,778
Oppenheimer Holdings, Inc., Class A	4,114	268,603
Piper Sandler Cos.	5,950	1,496,128
Raymond James Financial, Inc.	69,069	10,151,762
Robinhood Markets, Inc., Class A(1)	91,068	6,024,148
S&P Global, Inc.	15,275	7,833,936
SEI Investments Co.	39,877	3,399,913
State Street Corp.	77,501	7,461,796

Stifel Financial Corp.	34,823	3,281,023
StoneX Group, Inc.(1)	28,081	2,377,197
T. Rowe Price Group, Inc.	69,285	6,484,383
Tradeweb Markets, Inc., Class A	10,453	1,509,936
Victory Capital Holdings, Inc., Class A	7,736	479,709
Virtu Financial, Inc., Class A	9,264	372,320
Virtus Investment Partners, Inc.	3,682	628,517
WisdomTree, Inc.	70,536	665,860
		301,063,415
Chemicals — 1.5%
AdvanSix, Inc.	14,686	345,268
Air Products & Chemicals, Inc.	45,541	12,701,840
Albemarle Corp.	21,788	1,214,899
American Vanguard Corp.	8,502	41,830
Ashland, Inc.	16,778	830,679
Avient Corp.	19,593	707,895
Axalta Coating Systems Ltd.(1)	58,415	1,799,182
Balchem Corp.	3,555	592,618
Cabot Corp.	38,805	2,898,345
CF Industries Holdings, Inc.	89,985	8,162,539
Chemours Co.	15,781	159,862
Core Molding Technologies, Inc.(1)	4,990	83,183
Corteva, Inc.	110,674	7,835,719
Dow, Inc.	218,846	6,070,788
DuPont de Nemours, Inc.	54,178	3,619,090
Eastman Chemical Co.	40,457	3,170,615
Ecolab, Inc.	20,406	5,420,242
Ecovyst, Inc.(1)	36,295	270,398
FMC Corp.	39,062	1,584,355
Hawkins, Inc.	12,779	1,705,869
HB Fuller Co.	9,331	520,856
Huntsman Corp.	52,167	581,140
Ingevity Corp.(1)	19,967	826,035
Innospec, Inc.	7,707	655,712
International Flavors & Fragrances, Inc.	39,959	3,059,261
Intrepid Potash, Inc.(1)	1,937	73,141
Koppers Holdings, Inc.	8,464	260,014
Kronos Worldwide, Inc.	5,663	35,847
Linde PLC	41,564	19,434,495
LSB Industries, Inc.(1)	28,015	212,074
LyondellBasell Industries NV, Class A	105,280	5,947,267
Mativ Holdings, Inc.	34,033	194,669
Minerals Technologies, Inc.	15,505	880,374
Mosaic Co.	143,655	5,191,692
NewMarket Corp.	5,124	3,300,163
Olin Corp.	60,878	1,181,642
Orion SA	34,170	372,111
Perimeter Solutions, Inc.(1)	693	8,365
PPG Industries, Inc.	26,550	2,941,740
PureCycle Technologies, Inc.(1)(2)	24,275	230,855
Quaker Chemical Corp.	5,575	604,553
Rayonier Advanced Materials, Inc.(1)	35,567	136,933
RPM International, Inc.	48,003	5,464,662
Sensient Technologies Corp.	10,327	976,211
Sherwin-Williams Co.	30,479	10,936,170

Stepan Co.	7,061	383,342
Tronox Holdings PLC, Class A	44,630	253,498
Westlake Corp.	12,940	919,128
		124,797,166
Commercial Services and Supplies — 0.6%
ACCO Brands Corp.	41,539	149,125
Acme United Corp.	464	18,467
Brady Corp., Class A	15,215	1,061,551
Brink's Co.	8,873	728,118
Casella Waste Systems, Inc., Class A(1)	7,488	877,669
Cintas Corp.	45,347	10,271,096
Civeo Corp.	4,499	98,123
Clean Harbors, Inc.(1)	11,679	2,648,680
Copart, Inc.(1)	146,839	7,559,272
Ennis, Inc.	9,332	174,228
Healthcare Services Group, Inc.(1)	26,910	379,431
HNI Corp.	17,753	826,047
Interface, Inc.	40,651	816,679
Liquidity Services, Inc.(1)	5,450	127,367
MSA Safety, Inc.	6,574	1,071,365
Pursuit Attractions & Hospitality, Inc.(1)	1,418	39,548
Quad/Graphics, Inc.	6,239	36,373
Republic Services, Inc.	13,223	3,402,146
Rollins, Inc.	39,052	2,235,727
Steelcase, Inc., Class A	56,402	581,505
UniFirst Corp.	3,229	608,860
Veralto Corp.	32,310	3,264,279
Vestis Corp.	3,114	19,182
Virco Mfg. Corp.	8,059	67,776
VSE Corp.	77	10,017
Waste Connections, Inc.	14,434	2,844,797
Waste Management, Inc.	47,499	11,445,834
		51,363,262
Communications Equipment — 0.6%
ADTRAN Holdings, Inc.(1)	7,433	59,687
Arista Networks, Inc.(1)	142,772	12,369,766
Aviat Networks, Inc.(1)	3,685	79,043
BK Technologies Corp.(1)	1,044	44,756
Calix, Inc.(1)	7,712	356,603
Ciena Corp.(1)	30,410	2,434,625
Cisco Systems, Inc.	240,413	15,155,635
Clearfield, Inc.(1)	690	25,606
CommScope Holding Co., Inc.(1)	2,792	16,864
Digi International, Inc.(1)	4,394	142,410
F5, Inc.(1)	6,350	1,812,163
Harmonic, Inc.(1)	3,527	31,814
Juniper Networks, Inc.	28,669	1,030,077
Motorola Solutions, Inc.	30,578	12,701,490
NETGEAR, Inc.(1)	15,334	449,746
NetScout Systems, Inc.(1)	1,719	39,262
Nokia OYJ, ADR(2)	5,545	28,945
Ribbon Communications, Inc.(1)	3,356	11,343
Ubiquiti, Inc.	1,724	681,480
Viasat, Inc.(1)	59,817	522,202

Viavi Solutions, Inc.(1)	3,120	28,423
		48,021,940
Construction and Engineering — 0.7%
AECOM	312	34,273
Ameresco, Inc., Class A(1)	21,985	302,953
Arcosa, Inc.	10,525	907,992
Argan, Inc.	10,338	2,174,082
Centuri Holdings, Inc.(1)	4,858	101,435
Comfort Systems USA, Inc.	18,736	8,960,117
Concrete Pumping Holdings, Inc.	1,011	7,107
Dycom Industries, Inc.(1)	14,698	3,379,364
EMCOR Group, Inc.	24,225	11,430,809
Everus Construction Group, Inc.(1)	12,084	699,785
Fluor Corp.(1)	36,405	1,513,720
Granite Construction, Inc.	27,003	2,415,418
Great Lakes Dredge & Dock Corp.(1)	40,529	453,114
IES Holdings, Inc.(1)	6,330	1,643,648
Limbach Holdings, Inc.(1)	3,887	498,391
MasTec, Inc.(1)	12,706	1,981,247
Matrix Service Co.(1)	10,188	124,497
MYR Group, Inc.(1)	7,340	1,151,279
Northwest Pipe Co.(1)	1,935	74,768
Orion Group Holdings, Inc.(1)	11,029	90,879
Primoris Services Corp.	34,902	2,516,783
Quanta Services, Inc.	18,927	6,483,633
Sterling Infrastructure, Inc.(1)	22,582	4,245,642
Tutor Perini Corp.(1)	24,037	886,485
Valmont Industries, Inc.	10,631	3,381,083
WillScot Holdings Corp.	24,310	655,155
		56,113,659
Construction Materials — 0.3%
CRH PLC	91,567	8,347,248
Eagle Materials, Inc.	20,511	4,147,529
Knife River Corp.(1)	29,148	2,742,827
Martin Marietta Materials, Inc.	11,715	6,414,548
U.S. Lime & Minerals, Inc.	4,346	446,682
Vulcan Materials Co.	18,829	4,991,003
		27,089,837
Consumer Finance — 1.2%
Ally Financial, Inc.	142,933	5,002,655
American Express Co.	111,450	32,771,872
Atlanticus Holdings Corp.(1)	1,682	82,502
Bread Financial Holdings, Inc.	31,261	1,601,814
Capital One Financial Corp.	175,707	33,234,979
Consumer Portfolio Services, Inc.(1)	2,357	21,331
Credit Acceptance Corp.(1)	1,766	842,912
Encore Capital Group, Inc.(1)	7,620	288,798
Enova International, Inc.(1)	6,294	583,265
EZCORP, Inc., Class A(1)	16,222	218,186
FirstCash Holdings, Inc.	7,878	1,007,675
Green Dot Corp., Class A(1)	28,823	266,325
LendingClub Corp.(1)	38,223	383,377
Medallion Financial Corp.	3,474	31,857
Navient Corp.	34,083	458,075
Nelnet, Inc., Class A	4,698	545,814

NerdWallet, Inc., Class A(1)	4,685	49,380
OneMain Holdings, Inc.	74,162	3,844,558
Oportun Financial Corp.(1)	4,622	30,736
PRA Group, Inc.(1)	10,903	154,714
PROG Holdings, Inc.	27,562	794,612
Regional Management Corp.	3,158	83,529
SLM Corp.	154,792	5,010,617
SoFi Technologies, Inc.(1)	182,727	2,430,269
Synchrony Financial	208,946	12,045,737
Upstart Holdings, Inc.(1)(2)	6,342	299,152
World Acceptance Corp.(1)	1,957	302,317
		102,387,058
Consumer Staples Distribution & Retail — 2.7%
Albertsons Cos., Inc., Class A	24,618	547,258
Andersons, Inc.	19,458	690,954
BJ's Wholesale Club Holdings, Inc.(1)	78,978	8,941,099
Casey's General Stores, Inc.	16,436	7,195,023
Chefs' Warehouse, Inc.(1)	4,955	316,030
Costco Wholesale Corp.	71,092	73,948,477
Dollar General Corp.	52,929	5,147,345
Dollar Tree, Inc.(1)	78,369	7,073,586
Grocery Outlet Holding Corp.(1)	18,140	246,341
Ingles Markets, Inc., Class A	7,308	455,289
Kroger Co.	288,409	19,678,146
Maplebear, Inc.(1)	22,084	1,008,576
Natural Grocers by Vitamin Cottage, Inc.	7,645	373,305
Performance Food Group Co.(1)	35,532	3,182,246
PriceSmart, Inc.	11,619	1,254,620
SpartanNash Co.	19,079	371,277
Sprouts Farmers Market, Inc.(1)	63,835	11,034,518
Sysco Corp.	67,324	4,914,652
Target Corp.	150,087	14,109,679
United Natural Foods, Inc.(1)	48,642	1,486,986
Village Super Market, Inc., Class A	3,590	138,502
Walmart, Inc.	619,392	61,146,378
Weis Markets, Inc.	7,686	582,599
		223,842,886
Containers and Packaging — 0.4%
Amcor PLC	57,691	525,565
AptarGroup, Inc.	23,949	3,793,522
Ardagh Metal Packaging SA	42	164
Avery Dennison Corp.	12,089	2,148,578
Ball Corp.	42,350	2,269,113
Crown Holdings, Inc.	11,528	1,135,508
Graphic Packaging Holding Co.	163,098	3,624,038
International Paper Co.	152,012	7,267,694
O-I Glass, Inc.(1)	26,330	345,186
Packaging Corp. of America	40,615	7,845,599
Sealed Air Corp.	21,347	687,373
Smurfit WestRock PLC	111,443	4,828,825
Sonoco Products Co.	15,180	691,297
TriMas Corp.	9,637	254,128
		35,416,590
Distributors — 0.1%
A-Mark Precious Metals, Inc.	7,652	150,974

Genuine Parts Co.	27,848	3,523,329
LKQ Corp.	10,359	419,229
Pool Corp.	15,460	4,647,121
		8,740,653
Diversified Consumer Services — 0.2%
ADT, Inc.	38,495	320,278
Adtalem Global Education, Inc.(1)	15,729	2,076,700
American Public Education, Inc.(1)	6,456	190,129
Carriage Services, Inc.	255	11,093
Coursera, Inc.(1)	14,526	128,555
Frontdoor, Inc.(1)	15,934	876,529
Graham Holdings Co., Class B	975	930,550
Grand Canyon Education, Inc.(1)	18,723	3,704,252
Laureate Education, Inc., Class A(1)	96,616	2,173,860
Lincoln Educational Services Corp.(1)	13,943	331,843
Matthews International Corp., Class A	8	172
OneSpaWorld Holdings Ltd.	27,630	521,102
Perdoceo Education Corp.	30,061	1,023,276
Service Corp. International	19,998	1,559,844
Strategic Education, Inc.	2,835	258,637
Stride, Inc.(1)	24,229	3,668,028
Universal Technical Institute, Inc.(1)	41,448	1,472,648
		19,247,496
Diversified Telecommunication Services — 1.3%
AT&T, Inc.	1,859,325	51,689,235
ATN International, Inc.	4,304	61,160
Cogent Communications Holdings, Inc.	10,302	470,904
Frontier Communications Parent, Inc.(1)	123,323	4,467,992
Globalstar, Inc.(1)	12,745	235,273
IDT Corp., Class B	9,730	599,271
Iridium Communications, Inc.	65,962	1,675,435
Liberty Global Ltd., Class A(1)	29,358	282,717
Liberty Global Ltd., Class C(1)	26,866	265,436
Liberty Latin America Ltd., Class A(1)	1,802	8,848
Liberty Latin America Ltd., Class C(1)	11,262	56,310
Lumen Technologies, Inc.(1)	96,779	379,374
Shenandoah Telecommunications Co.	17,362	218,414
Sunrise Communications AG, Class A, ADR(1)(2)	4,190	214,989
Verizon Communications, Inc.	985,126	43,306,139
		103,931,497
Electric Utilities — 1.6%
ALLETE, Inc.	13,365	869,260
Alliant Energy Corp.	41,850	2,604,325
American Electric Power Co., Inc.	113,353	11,730,902
Constellation Energy Corp.	41,670	12,757,270
Duke Energy Corp.	81,112	9,548,505
Edison International	91,981	5,118,743
Entergy Corp.	128,808	10,727,130
Evergy, Inc.	62,738	4,166,430
Eversource Energy	27,623	1,790,247
Exelon Corp.	269,390	11,804,670
FirstEnergy Corp.	131,509	5,515,487
Hawaiian Electric Industries, Inc.(1)	14,454	154,369
IDACORP, Inc.	13,725	1,632,589
MGE Energy, Inc.	1,838	166,008

NextEra Energy, Inc.	81,792	5,777,787
NRG Energy, Inc.	43,234	6,740,181
OGE Energy Corp.	66,350	2,950,584
Otter Tail Corp.	14,249	1,099,738
PG&E Corp.	490,416	8,278,222
Pinnacle West Capital Corp.	43,295	3,949,803
Portland General Electric Co.	38,472	1,631,213
PPL Corp.	152,308	5,292,703
Southern Co.	118,726	10,685,340
TXNM Energy, Inc.	2,183	123,754
Xcel Energy, Inc.	132,404	9,281,520
		134,396,780
Electrical Equipment — 0.8%
Acuity, Inc.	11,669	3,032,656
Allient, Inc.	231	7,022
AMETEK, Inc.	21,110	3,773,201
Atkore, Inc.	24,004	1,562,660
Bloom Energy Corp., Class A(1)(2)	1,826	33,726
Eaton Corp. PLC	30,074	9,629,695
Emerson Electric Co.	38,869	4,640,181
EnerSys	10,248	857,040
Fluence Energy, Inc.(1)(2)	20,432	96,030
GE Vernova, Inc.	36,912	17,458,638
Generac Holdings, Inc.(1)	13,734	1,677,334
Hubbell, Inc.	5,503	2,143,859
NEXTracker, Inc., Class A(1)	58,315	3,305,877
nVent Electric PLC	16,087	1,058,525
Powell Industries, Inc.	6,662	1,129,809
Preformed Line Products Co.	1,241	177,016
Rockwell Automation, Inc.	8,429	2,659,771
Shoals Technologies Group, Inc., Class A(1)	9,124	43,065
Sunrun, Inc.(1)	48,761	365,220
Thermon Group Holdings, Inc.(1)	322	8,353
Vertiv Holdings Co., Class A	88,635	9,566,376
Vicor Corp.(1)	290	12,656
		63,238,710
Electronic Equipment, Instruments and Components — 1.0%
Advanced Energy Industries, Inc.	2,232	256,189
Amphenol Corp., Class A	90,401	8,129,762
Arrow Electronics, Inc.(1)	29,388	3,478,951
Avnet, Inc.	40,404	2,020,604
Badger Meter, Inc.	6,504	1,614,423
Belden, Inc.	7,584	805,421
Benchmark Electronics, Inc.	22,674	828,055
CDW Corp.	16,862	3,041,230
Climb Global Solutions, Inc.	616	67,868
Cognex Corp.	23,078	691,648
Corning, Inc.	138,428	6,864,645
CTS Corp.	10,234	416,421
Daktronics, Inc.(1)	27,724	411,424
ePlus, Inc.(1)	18,259	1,303,145
Fabrinet(1)	8,399	1,955,875
FARO Technologies, Inc.(1)	1,827	77,410
Flex Ltd.(1)	225,695	9,546,899
Insight Enterprises, Inc.(1)	19,070	2,486,537

IPG Photonics Corp.(1)	6,711	444,671
Itron, Inc.(1)	829	95,832
Jabil, Inc.	64,435	10,825,724
Keysight Technologies, Inc.(1)	24,899	3,910,139
Kimball Electronics, Inc.(1)	15,524	280,984
Knowles Corp.(1)	26,905	441,511
Littelfuse, Inc.	4,752	974,445
Methode Electronics, Inc.	9,256	73,585
M-Tron Industries, Inc.(1)	608	28,132
Napco Security Technologies, Inc.	12,958	361,528
nLight, Inc.(1)	5,751	87,013
PC Connection, Inc.	5,972	390,569
Plexus Corp.(1)	15,190	1,993,839
Richardson Electronics Ltd.	2,837	25,391
Rogers Corp.(1)	2,876	191,455
Sanmina Corp.(1)	21,031	1,781,115
ScanSource, Inc.(1)	14,196	573,235
TD SYNNEX Corp.	18,323	2,223,313
TE Connectivity PLC	77,942	12,476,176
Teledyne Technologies, Inc.(1)	2,129	1,062,073
Trimble, Inc.(1)	695	49,533
TTM Technologies, Inc.(1)	39,346	1,174,872
Vishay Intertechnology, Inc.	55,306	778,155
Vishay Precision Group, Inc.(1)	3,869	99,511
Vontier Corp.	21,036	752,037
		85,091,345
Energy Equipment and Services — 0.7%
Archrock, Inc.	127,074	3,164,143
Aris Water Solutions, Inc., Class A	13,936	307,150
Atlas Energy Solutions, Inc.	20,578	250,023
Baker Hughes Co.	348,827	12,924,040
Bristow Group, Inc.(1)	12,301	359,927
Cactus, Inc., Class A	26,299	1,078,259
ChampionX Corp.	133,690	3,217,918
Core Laboratories, Inc.	19,679	211,549
DMC Global, Inc.(1)	3,568	23,049
Expro Group Holdings NV(1)	38,969	324,222
Forum Energy Technologies, Inc.(1)	1,556	22,935
Geospace Technologies Corp.(1)	1,159	6,745
Halliburton Co.	362,300	7,097,457
Helix Energy Solutions Group, Inc.(1)	56,308	348,547
Helmerich & Payne, Inc.	61,605	939,476
Innovex International, Inc.(1)	11,194	154,477
KLX Energy Services Holdings, Inc.(1)(2)	5,632	9,687
Kodiak Gas Services, Inc.	31,443	1,110,252
Liberty Energy, Inc., Class A	114,559	1,327,739
Nabors Industries Ltd.(1)	5,986	154,499
Natural Gas Services Group, Inc.(1)	938	22,484
Noble Corp. PLC	24,206	599,583
NOV, Inc.	109,886	1,318,632
NPK International, Inc.(1)	50,413	407,841
Oceaneering International, Inc.(1)	70,230	1,339,286
Oil States International, Inc.(1)	14,957	65,063
Patterson-UTI Energy, Inc.	278,212	1,535,730
ProFrac Holding Corp., Class A(1)(2)	3,704	30,891

ProPetro Holding Corp.(1)	65,743	355,012
Ranger Energy Services, Inc.	7,385	78,650
RPC, Inc.	66,976	297,374
Schlumberger NV	212,868	7,035,287
SEACOR Marine Holdings, Inc.(1)	840	4,486
Seadrill Ltd.(1)	2,641	61,271
Select Water Solutions, Inc., Class A	71,166	572,175
Solaris Energy Infrastructure, Inc., Class A	12,319	337,910
TechnipFMC PLC	248,987	7,755,945
TETRA Technologies, Inc.(1)	88,154	236,253
Tidewater, Inc.(1)	31,695	1,258,609
Transocean Ltd.(1)	193,858	482,706
Valaris Ltd.(1)	21,869	822,712
Weatherford International PLC	46,843	2,042,355
		59,692,349
Entertainment — 1.3%
AMC Entertainment Holdings, Inc., Class A(1)	1	4
Cinemark Holdings, Inc.	20,260	684,180
Electronic Arts, Inc.	26,008	3,739,430
IMAX Corp.(1)	27,407	763,285
Liberty Media Corp.-Liberty Formula One, Class A(1)	1,552	136,762
Liberty Media Corp.-Liberty Formula One, Class C(1)	27,827	2,686,140
Liberty Media Corp.-Liberty Live, Class A(1)	4,198	301,668
Liberty Media Corp.-Liberty Live, Class C(1)	10,573	771,300
Lionsgate Studios Corp.(1)	20,146	145,656
Live Nation Entertainment, Inc.(1)	18,539	2,543,365
Marcus Corp.	14,717	271,970
Netflix, Inc.(1)	53,255	64,291,034
ROBLOX Corp., Class A(1)	126	10,960
Roku, Inc.(1)	19,893	1,441,447
Sphere Entertainment Co.(1)(2)	8,180	308,386
Spotify Technology SA(1)	4,993	3,321,044
Starz Entertainment Corp.(1)	1,342	28,128
Take-Two Interactive Software, Inc.(1)	11,033	2,496,547
Walt Disney Co.	166,865	18,862,420
Warner Bros Discovery, Inc.(1)	466,305	4,649,061
		107,452,787
Financial Services — 3.4%
Acacia Research Corp.(1)	1,942	7,244
Affirm Holdings, Inc.(1)	31,730	1,646,787
Alerus Financial Corp.	5,490	115,345
Apollo Global Management, Inc.	75,255	9,835,076
Berkshire Hathaway, Inc., Class B(1)	131,988	66,516,673
Block, Inc.(1)	52,707	3,254,657
Cannae Holdings, Inc.	17,586	327,979
Cass Information Systems, Inc.	5,178	219,029
Corebridge Financial, Inc.	107,127	3,493,412
Corpay, Inc.(1)	7,018	2,281,622
Enact Holdings, Inc.	11,574	409,720
Equitable Holdings, Inc.	153,246	8,102,116
Essent Group Ltd.	42,383	2,458,214
Euronet Worldwide, Inc.(1)	14,129	1,529,888
Federal Agricultural Mortgage Corp., Class C	5,730	1,068,187
Fidelity National Information Services, Inc.	2,240	178,326
Fiserv, Inc.(1)	31,249	5,087,025

Flywire Corp.(1)	1,336	14,362
International Money Express, Inc.(1)	16,072	177,274
Jack Henry & Associates, Inc.	15,358	2,782,409
Jackson Financial, Inc., Class A	52,242	4,279,142
Marqeta, Inc., Class A(1)	86,870	467,361
Mastercard, Inc., Class A	105,984	62,064,230
Merchants Bancorp	11,360	363,747
MGIC Investment Corp.	133,694	3,536,206
Mr. Cooper Group, Inc.(1)	20,459	2,650,054
NCR Atleos Corp.(1)	10,560	279,946
NewtekOne, Inc.	11,259	122,160
NMI Holdings, Inc., Class A(1)	46,519	1,847,735
Onity Group, Inc.(1)	2,159	80,013
Payoneer Global, Inc.(1)	222,485	1,515,123
PayPal Holdings, Inc.(1)	174,493	12,263,368
PennyMac Financial Services, Inc.	9,811	941,856
Radian Group, Inc.	72,033	2,459,927
Shift4 Payments, Inc., Class A(1)(2)	1,499	142,090
Velocity Financial, Inc.(1)	504	8,442
Visa, Inc., Class A	220,421	80,495,545
Voya Financial, Inc.	29,304	1,949,302
Walker & Dunlop, Inc.	62	4,246
Waterstone Financial, Inc.	4,082	52,739
Western Union Co.	62,383	578,914
WEX, Inc.(1)	40	5,317
		285,612,808
Food Products — 0.7%
Alico, Inc.	400	12,900
Archer-Daniels-Midland Co.	144,250	6,962,948
B&G Foods, Inc.	46,649	196,392
Bunge Global SA	70,107	5,478,862
Calavo Growers, Inc.	9,502	261,780
Cal-Maine Foods, Inc.	27,452	2,633,470
Darling Ingredients, Inc.(1)	47,472	1,479,228
Dole PLC	13,894	196,739
Flowers Foods, Inc.	106,017	1,791,687
Fresh Del Monte Produce, Inc.	9,281	327,805
Freshpet, Inc.(1)	2,999	240,400
Hershey Co.	57,664	9,266,028
Hormel Foods Corp.	38,298	1,174,983
Ingredion, Inc.	38,284	5,326,070
J&J Snack Foods Corp.	2,959	340,788
John B Sanfilippo & Son, Inc.	4,484	278,636
Kellanova	1,548	127,911
Kraft Heinz Co.	125,413	3,352,290
Lamb Weston Holdings, Inc.	32,085	1,789,701
Lancaster Colony Corp.	6,203	1,038,382
Lifeway Foods, Inc.(1)	2,259	51,042
Limoneira Co.	1,913	30,206
Mama's Creations, Inc.(1)	11,655	96,853
Mission Produce, Inc.(1)	11,592	129,599
Mondelez International, Inc., Class A	103,700	6,998,713
Pilgrim's Pride Corp.	23,959	1,177,824
Seaboard Corp.	91	243,623
Seneca Foods Corp., Class A(1)	2,780	262,182

Simply Good Foods Co.(1)	17,280	596,333
Tootsie Roll Industries, Inc.	2,878	102,601
Tyson Foods, Inc., Class A	51,680	2,902,349
Vital Farms, Inc.(1)	14,897	474,320
WK Kellogg Co.	48,368	818,387
		56,161,032
Gas Utilities — 0.2%
Atmos Energy Corp.	29,162	4,510,778
Chesapeake Utilities Corp.	8	978
MDU Resources Group, Inc.	113,338	1,948,280
National Fuel Gas Co.	38,166	3,150,222
New Jersey Resources Corp.	24,408	1,120,083
Northwest Natural Holding Co.	15,695	643,024
ONE Gas, Inc.	13,766	1,029,146
Southwest Gas Holdings, Inc.	24,099	1,731,031
Spire, Inc.	21,479	1,616,939
Star Group LP	932	11,147
UGI Corp.	53,391	1,925,279
		17,686,907
Ground Transportation — 1.5%
ArcBest Corp.	13,820	866,376
Covenant Logistics Group, Inc.	8,883	201,644
CSX Corp.	639,599	20,204,932
Heartland Express, Inc.	17,092	152,973
JB Hunt Transport Services, Inc.	39,876	5,536,783
Knight-Swift Transportation Holdings, Inc.	42,160	1,868,531
Landstar System, Inc.	20,539	2,818,362
Lyft, Inc., Class A(1)	100,910	1,537,868
Marten Transport Ltd.	27,096	353,332
Norfolk Southern Corp.	75,734	18,715,386
Old Dominion Freight Line, Inc.	68,007	10,892,681
PAMT Corp.(1)	6	75
Ryder System, Inc.	27,073	3,983,251
Saia, Inc.(1)	11,638	3,077,204
Schneider National, Inc., Class B	17,934	415,531
Uber Technologies, Inc.(1)	153,808	12,944,481
U-Haul Holding Co.(1)(2)	2,660	170,240
U-Haul Holding Co.	38,238	2,181,096
Union Pacific Corp.	154,236	34,187,952
Universal Logistics Holdings, Inc.	3,850	92,631
Werner Enterprises, Inc.	40,155	1,042,022
XPO, Inc.(1)	18,393	2,093,675
		123,337,026
Health Care Equipment and Supplies — 1.7%
Abbott Laboratories	161,061	21,514,528
Align Technology, Inc.(1)	12,181	2,204,030
AngioDynamics, Inc.(1)	3,255	33,201
Avanos Medical, Inc.(1)	9,112	114,538
Baxter International, Inc.	14,209	433,374
Becton Dickinson & Co.	14,864	2,565,378
Bioventus, Inc., Class A(1)	20,649	133,806
Boston Scientific Corp.(1)	108,117	11,380,395
Butterfly Network, Inc.(1)	16,539	39,694
Cooper Cos., Inc.(1)	28,032	1,914,025
Dentsply Sirona, Inc.	25,698	410,654

Dexcom, Inc.(1)	133,111	11,420,924
Edwards Lifesciences Corp.(1)	89,599	7,008,434
Electromed, Inc.(1)	1,899	38,360
Enovis Corp.(1)	10,495	328,494
Envista Holdings Corp.(1)	17,111	312,618
GE HealthCare Technologies, Inc.	454	32,025
Globus Medical, Inc., Class A(1)	37,946	2,245,644
Haemonetics Corp.(1)	8,015	542,696
Hologic, Inc.(1)	26,607	1,654,157
ICU Medical, Inc.(1)	668	90,086
IDEXX Laboratories, Inc.(1)	28,812	14,790,928
Inogen, Inc.(1)	2,676	17,193
Insulet Corp.(1)	5,161	1,677,480
Integer Holdings Corp.(1)	4,976	590,950
Integra LifeSciences Holdings Corp.(1)	21,719	274,963
Intuitive Surgical, Inc.(1)	28,651	15,825,093
iRadimed Corp.	1,823	105,515
Kewaunee Scientific Corp.(1)	1,303	50,113
Lantheus Holdings, Inc.(1)	26,392	1,994,180
LivaNova PLC(1)	8,926	386,049
Masimo Corp.(1)	27,457	4,461,762
Medtronic PLC	110,148	9,140,081
Merit Medical Systems, Inc.(1)	5,515	524,090
Neogen Corp.(1)	8,822	51,697
Novocure Ltd.(1)	44,920	858,421
Omnicell, Inc.(1)	7,057	214,321
OraSure Technologies, Inc.(1)	44,219	127,351
Orthofix Medical, Inc.(1)	5,334	60,008
Penumbra, Inc.(1)	2,640	704,801
QuidelOrtho Corp.(1)	21,717	666,060
ResMed, Inc.	17,486	4,280,398
Sight Sciences, Inc.(1)	3,566	13,159
Solventum Corp.(1)	133	9,721
STERIS PLC	11,397	2,794,658
Stryker Corp.	24,366	9,323,406
Tactile Systems Technology, Inc.(1)	849	8,388
Teleflex, Inc.	6,653	813,462
Utah Medical Products, Inc.	646	35,582
Varex Imaging Corp.(1)	6,506	49,901
Zimmer Biomet Holdings, Inc.	30,416	2,803,443
Zimvie, Inc.(1)	16,675	152,410
Zynex, Inc.(1)(2)	1,237	2,895
		137,225,540
Health Care Providers and Services — 1.1%
Acadia Healthcare Co., Inc.(1)	14,409	326,220
Addus HomeCare Corp.(1)	690	76,528
agilon health, Inc.(1)	2,304	5,115
Amedisys, Inc.(1)	454	42,708
AMN Healthcare Services, Inc.(1)	8,669	183,002
Astrana Health, Inc.(1)	11,959	296,464
Brookdale Senior Living, Inc.(1)	120,344	783,439
Cardinal Health, Inc.	15,170	2,342,855
Castle Biosciences, Inc.(1)	4,009	64,024
Cencora, Inc.	30,328	8,832,727
Centene Corp.(1)	132,595	7,483,662

Chemed Corp.	2,337	1,343,401
Cigna Group	15,410	4,879,422
Clover Health Investments Corp.(1)	24,126	75,756
Concentra Group Holdings Parent, Inc.	9,248	200,034
CorVel Corp.(1)	12,797	1,423,922
Cross Country Healthcare, Inc.(1)	17,851	235,276
CVS Health Corp.	58,681	3,757,931
DaVita, Inc.(1)	5,992	816,470
DocGo, Inc.(1)(2)	3,418	4,853
Elevance Health, Inc.	33,490	12,854,802
Encompass Health Corp.	20,465	2,474,218
Ensign Group, Inc.	19,963	2,939,751
Fulgent Genetics, Inc.(1)	7,703	159,606
HCA Healthcare, Inc.	13,446	5,128,170
Hims & Hers Health, Inc.(1)	11,018	623,178
Humana, Inc.	10,121	2,359,509
InfuSystem Holdings, Inc.(1)	3,732	21,571
Joint Corp.(1)	4,147	44,373
Labcorp Holdings, Inc.	7,302	1,817,979
McKesson Corp.	9,841	7,080,698
Molina Healthcare, Inc.(1)	12,197	3,720,573
National HealthCare Corp.	4,555	474,358
National Research Corp.	4,055	54,783
Nutex Health, Inc.(1)	1,045	175,288
Owens & Minor, Inc.(1)	17,168	113,309
Premier, Inc., Class A	49,893	1,146,541
Progyny, Inc.(1)	14,338	308,267
UnitedHealth Group, Inc.	47,603	14,371,822
Universal Health Services, Inc., Class B	22,129	4,212,255
		93,254,860
Health Care Technology — 0.1%
Doximity, Inc., Class A(1)	15,628	814,062
Health Catalyst, Inc.(1)	9,505	36,119
HealthStream, Inc.	3,987	111,716
Teladoc Health, Inc.(1)	33,987	235,190
Veeva Systems, Inc., Class A(1)	16,371	4,578,969
		5,776,056
Hotels, Restaurants and Leisure — 2.1%
Accel Entertainment, Inc.(1)	30,919	346,911
Airbnb, Inc., Class A(1)	51,911	6,696,519
BJ's Restaurants, Inc.(1)	12,766	569,491
Bloomin' Brands, Inc.	31,002	236,545
Booking Holdings, Inc.	2,890	15,949,708
Boyd Gaming Corp.	40,692	3,050,679
Brinker International, Inc.(1)	14,601	2,520,571
Carnival Corp.(1)	513,585	11,925,444
Cheesecake Factory, Inc.(2)	39,384	2,172,815
Chipotle Mexican Grill, Inc.(1)	361,448	18,101,316
Churchill Downs, Inc.	15,599	1,489,237
Cracker Barrel Old Country Store, Inc.(2)	17,951	1,031,105
Darden Restaurants, Inc.	45,537	9,754,481
Dave & Buster's Entertainment, Inc.(1)(2)	7,691	168,894
Denny's Corp.(1)	92	351
DoorDash, Inc., Class A(1)	34,414	7,180,481
Dutch Bros, Inc., Class A(1)	9,693	699,835

Everi Holdings, Inc.(1)	15,856	223,728
Expedia Group, Inc.	16,162	2,695,014
Flutter Entertainment PLC(1)	322	81,369
Full House Resorts, Inc.(1)	13,068	41,556
Golden Entertainment, Inc.	10,528	300,364
Hilton Worldwide Holdings, Inc.	15,944	3,961,127
International Game Technology PLC	11,741	172,710
Las Vegas Sands Corp.	107,690	4,432,520
Life Time Group Holdings, Inc.(1)	33,450	956,670
Light & Wonder, Inc., Class A(1)	9,369	844,334
Lindblad Expeditions Holdings, Inc.(1)	78	819
Marriott International, Inc., Class A	21,627	5,705,851
Marriott Vacations Worldwide Corp.	5	329
McDonald's Corp.	44,660	14,016,541
MGM Resorts International(1)	25,402	803,973
Monarch Casino & Resort, Inc.	8,565	717,233
Norwegian Cruise Line Holdings Ltd.(1)	266,932	4,711,350
ONE Group Hospitality, Inc.(1)	5,041	17,341
Papa John's International, Inc.	11	498
Playa Hotels & Resorts NV(1)	50,996	686,406
PlayAGS, Inc.(1)	1,675	20,469
Potbelly Corp.(1)	13,486	143,896
RCI Hospitality Holdings, Inc.	3,219	129,500
Red Rock Resorts, Inc., Class A	17,565	844,350
Royal Caribbean Cruises Ltd.	104,643	26,890,112
Rush Street Interactive, Inc.(1)	5,066	64,288
Shake Shack, Inc., Class A(1)	9,395	1,219,377
Starbucks Corp.	80,293	6,740,597
Super Group SGHC Ltd.	105,378	921,004
Target Hospitality Corp.(1)	18,950	138,525
Texas Roadhouse, Inc.	38,806	7,575,319
Vail Resorts, Inc.	2,160	345,967
Wendy's Co.	29,021	330,839
Wyndham Hotels & Resorts, Inc.	8,775	726,395
Yum! Brands, Inc.	17,591	2,532,049
		170,886,803
Household Durables — 0.8%
Bassett Furniture Industries, Inc.	1,060	17,670
Beazer Homes USA, Inc.(1)	12,254	251,452
Cavco Industries, Inc.(1)	3,426	1,485,496
Century Communities, Inc.	7,672	397,947
Champion Homes, Inc.(1)	3,155	206,337
Cricut, Inc., Class A	12,293	74,496
DR Horton, Inc.	69,755	8,235,275
Ethan Allen Interiors, Inc.	12,793	334,281
Flexsteel Industries, Inc.	1,397	42,427
Garmin Ltd.	33,899	6,880,480
Green Brick Partners, Inc.(1)	11,213	655,400
Hamilton Beach Brands Holding Co., Class A	201	3,672
Helen of Troy Ltd.(1)	6,621	178,039
Hooker Furnishings Corp.	3,984	39,123
Hovnanian Enterprises, Inc., Class A(1)	3,173	286,458
Installed Building Products, Inc.	11,864	1,892,071
KB Home	35,582	1,835,320
Landsea Homes Corp.(1)	3,310	37,304

La-Z-Boy, Inc.	18,365	769,310
Legacy Housing Corp.(1)	2,643	58,912
Lennar Corp., B Shares	3,401	344,521
Lennar Corp., Class A	88,744	9,413,964
LGI Homes, Inc.(1)	4,763	238,626
Lifetime Brands, Inc.	645	2,148
Lovesac Co.(1)	8,296	158,785
M/I Homes, Inc.(1)	16,274	1,734,971
Meritage Homes Corp.	29,667	1,887,118
Mohawk Industries, Inc.(1)	25,248	2,540,201
NVR, Inc.(1)	1,373	9,770,172
PulteGroup, Inc.	84,702	8,303,337
SharkNinja, Inc.(1)	5,280	485,390
Somnigroup International, Inc.	35,438	2,305,596
Sonos, Inc.(1)	28,138	289,259
Taylor Morrison Home Corp.(1)	23,752	1,336,763
Toll Brothers, Inc.	45,251	4,717,417
TopBuild Corp.(1)	3,766	1,065,364
Tri Pointe Homes, Inc.(1)	44,792	1,320,468
Universal Electronics, Inc.(1)	2,028	13,405
		69,608,975
Household Products — 0.8%
Central Garden & Pet Co.(1)	4,555	164,253
Central Garden & Pet Co., Class A(1)	31,822	1,017,349
Church & Dwight Co., Inc.	32,153	3,160,962
Colgate-Palmolive Co.	145,766	13,547,492
Energizer Holdings, Inc.	14,130	329,088
Kimberly-Clark Corp.	77,046	11,076,133
Oil-Dri Corp. of America	5,743	288,126
Procter & Gamble Co.	193,458	32,866,580
Reynolds Consumer Products, Inc.	3,699	81,674
Spectrum Brands Holdings, Inc.	6,860	396,302
WD-40 Co.	4,538	1,105,593
		64,033,552
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	341,231	3,443,021
Clearway Energy, Inc., Class A	6,660	192,141
Clearway Energy, Inc., Class C	16,432	505,613
Montauk Renewables, Inc.(1)	19,215	35,356
Ormat Technologies, Inc.	13,716	1,019,510
Talen Energy Corp.(1)	27,811	6,784,493
Vistra Corp.	90,923	14,599,506
XPLR Infrastructure LP	17,008	150,010
		26,729,650
Industrial Conglomerates — 0.3%
3M Co.	84,086	12,474,158
Honeywell International, Inc.	55,791	12,646,146
		25,120,304
Insurance — 4.3%
Aflac, Inc.	133,832	13,856,965
Allstate Corp.	92,501	19,413,185
Ambac Financial Group, Inc.(1)	22,305	174,648
American Coastal Insurance Corp., Class C	7,639	82,501
American Financial Group, Inc.	36,695	4,549,446
American International Group, Inc.	220,283	18,644,753

AMERISAFE, Inc.	7,140	338,936
Aon PLC, Class A	21,444	7,978,884
Arch Capital Group Ltd.	130,086	12,363,373
Arthur J Gallagher & Co.	22,100	7,678,424
Assurant, Inc.	23,462	4,762,317
Assured Guaranty Ltd.	15,517	1,311,962
Axis Capital Holdings Ltd.	53,720	5,576,136
Bowhead Specialty Holdings, Inc.(1)	5,193	193,699
Brighthouse Financial, Inc.(1)	46,647	2,789,957
Chubb Ltd.	60,456	17,967,523
Cincinnati Financial Corp.	34,813	5,250,497
CNA Financial Corp.	5,092	243,958
CNO Financial Group, Inc.	77,258	2,932,714
Crawford & Co., Class A	3,842	39,918
Crawford & Co., Class B	44	434
Donegal Group, Inc., Class A	1,311	26,482
eHealth, Inc.(1)	1,340	5,494
Employers Holdings, Inc.	10,096	491,372
Enstar Group Ltd.(1)	4,714	1,579,237
Erie Indemnity Co., Class A	4,578	1,641,259
Everest Group Ltd.	15,435	5,358,878
F&G Annuities & Life, Inc.	6,991	223,432
Fidelis Insurance Holdings Ltd.	29,321	512,531
Fidelity National Financial, Inc.	108,708	5,953,937
First American Financial Corp.	27,335	1,525,566
Genworth Financial, Inc., Class A(1)	144,655	1,019,818
Globe Life, Inc.	47,729	5,816,733
Goosehead Insurance, Inc., Class A	944	102,197
Greenlight Capital Re Ltd., Class A(1)	7,265	104,907
Hamilton Insurance Group Ltd., Class B(1)	20,318	442,120
Hanover Insurance Group, Inc.	13,185	2,320,296
Hartford Insurance Group, Inc.	136,511	17,724,588
HCI Group, Inc.	7,614	1,285,015
Heritage Insurance Holdings, Inc.(1)	18,755	458,935
Hippo Holdings, Inc.(1)	1,136	26,764
Horace Mann Educators Corp.	15,329	665,738
Investors Title Co.	136	31,827
James River Group Holdings Ltd.	6,403	37,265
Kemper Corp.	13,236	843,530
Kingstone Cos., Inc.(1)	2,343	38,191
Kinsale Capital Group, Inc.	7,632	3,602,228
Lincoln National Corp.	71,519	2,370,140
Loews Corp.	61,328	5,475,977
Markel Group, Inc.(1)	5,580	10,834,686
Marsh & McLennan Cos., Inc.	33,213	7,760,550
Mercury General Corp.	16,953	1,093,129
MetLife, Inc.	186,674	14,668,843
Old Republic International Corp.	103,100	3,897,180
Oscar Health, Inc., Class A(1)	117,059	1,615,414
Palomar Holdings, Inc.(1)	17,231	2,954,600
Primerica, Inc.	21,104	5,710,742
Principal Financial Group, Inc.	70,178	5,466,164
ProAssurance Corp.(1)	12,114	280,924
Progressive Corp.	151,461	43,155,783
Prudential Financial, Inc.	126,247	13,115,801

Reinsurance Group of America, Inc.	25,955	5,276,392
RenaissanceRe Holdings Ltd.	25,040	6,245,477
RLI Corp.	24,220	1,861,791
Root, Inc., Class A(1)	3,118	408,427
Safety Insurance Group, Inc.	3,896	320,017
Selective Insurance Group, Inc.	13,007	1,144,876
Selectquote, Inc.(1)	67,391	146,238
SiriusPoint Ltd.(1)	85,546	1,675,846
Skyward Specialty Insurance Group, Inc.(1)	17,916	1,134,979
Stewart Information Services Corp.	6,237	376,341
Tiptree, Inc.	3,227	71,575
Travelers Cos., Inc.	88,935	24,519,380
Trupanion, Inc.(1)	6,146	290,030
United Fire Group, Inc.	6,970	198,297
Universal Insurance Holdings, Inc.	15,547	421,946
Unum Group	96,230	7,862,953
W.R. Berkley Corp.	93,992	7,020,262
White Mountains Insurance Group Ltd.	700	1,249,360
Willis Towers Watson PLC	1,723	545,416
		357,158,106
Interactive Media and Services — 6.0%
Alphabet, Inc., Class A	831,273	142,762,825
Alphabet, Inc., Class C	661,747	114,382,969
Angi, Inc.(1)	7,937	124,214
Cargurus, Inc.(1)	39,312	1,232,038
Cars.com, Inc.(1)	30,984	317,586
EverQuote, Inc., Class A(1)	13,551	312,351
IAC, Inc.(1)	15,117	543,607
Meta Platforms, Inc., Class A	363,506	235,366,500
Pinterest, Inc., Class A(1)	53,979	1,679,287
Taboola.com Ltd.(1)	23,043	85,259
Yelp, Inc.(1)	27,173	1,037,193
Ziff Davis, Inc.(1)	6,343	205,767
		498,049,596
IT Services — 0.9%
Accenture PLC, Class A	59,242	18,769,050
Akamai Technologies, Inc.(1)	27,152	2,061,651
Amdocs Ltd.	12,833	1,177,556
Applied Digital Corp.(1)	5,994	40,939
Cloudflare, Inc., Class A(1)	787	130,555
Cognizant Technology Solutions Corp., Class A	105,738	8,563,721
DXC Technology Co.(1)	117,041	1,779,023
EPAM Systems, Inc.(1)	10,554	1,841,568
Fastly, Inc., Class A(1)	936	6,814
Gartner, Inc.(1)	12,762	5,569,592
Globant SA(1)	240	23,542
GoDaddy, Inc., Class A(1)	23,082	4,204,386
Hackett Group, Inc.	5,975	146,507
International Business Machines Corp.	76,699	19,869,643
Kyndryl Holdings, Inc.(1)	156,669	6,116,358
MongoDB, Inc.(1)	517	97,625
Snowflake, Inc., Class A(1)	9,628	1,980,191
TSS, Inc.(1)(2)	10,348	149,425
Twilio, Inc., Class A(1)	17,546	2,065,164

VeriSign, Inc.	4,489	1,223,118
		75,816,428
Leisure Products — 0.1%
Acushnet Holdings Corp.	17,408	1,187,922
Brunswick Corp.	31,803	1,609,868
Clarus Corp.	2,005	6,376
Funko, Inc., Class A(1)	17,620	73,828
Hasbro, Inc.	2,509	167,375
JAKKS Pacific, Inc.	5,528	111,279
Johnson Outdoors, Inc., Class A	538	14,628
Latham Group, Inc.(1)	2,386	13,481
Malibu Boats, Inc., Class A(1)	10,068	303,449
Marine Products Corp.(2)	1,008	8,376
MasterCraft Boat Holdings, Inc.(1)	9,719	165,320
Mattel, Inc.(1)	142,979	2,708,022
Polaris, Inc.	36,689	1,438,943
Smith & Wesson Brands, Inc.	25,076	238,724
Sturm Ruger & Co., Inc.	8,453	305,999
Topgolf Callaway Brands Corp.(1)	27,663	175,383
YETI Holdings, Inc.(1)	54,452	1,664,053
		10,193,026
Life Sciences Tools and Services — 0.4%
AbCellera Biologics, Inc.(1)(2)	64,811	130,918
Agilent Technologies, Inc.	27,320	3,057,655
Azenta, Inc.(1)	13,788	368,415
Bio-Rad Laboratories, Inc., Class A(1)	3,663	831,245
Bio-Techne Corp.	7,260	351,384
Bruker Corp.	16,618	609,881
Charles River Laboratories International, Inc.(1)	1,759	238,573
CryoPort, Inc.(1)	6,994	42,034
Cytek Biosciences, Inc.(1)	11,447	31,708
Danaher Corp.	42,860	8,139,114
Illumina, Inc.(1)	675	55,512
IQVIA Holdings, Inc.(1)	10,686	1,499,566
MaxCyte, Inc.(1)	13,261	31,561
Medpace Holdings, Inc.(1)	4,748	1,400,185
Mettler-Toledo International, Inc.(1)	2,400	2,773,248
Niagen Bioscience, Inc.(1)	686	7,423
OmniAb, Inc.(1)	1,555	6
OmniAb, Inc.(1)	1,555	3
Quanterix Corp.(1)	7,397	38,464
Repligen Corp.(1)	4,118	486,212
Revvity, Inc.	3,402	307,609
Seer, Inc.(1)(2)	6,973	13,388
Sotera Health Co.(1)	15,535	190,148
Thermo Fisher Scientific, Inc.	19,005	7,655,594
Waters Corp.(1)	11,111	3,880,406
West Pharmaceutical Services, Inc.	12,176	2,567,310
		34,707,562
Machinery — 2.6%
AGCO Corp.	35,592	3,487,304
Alamo Group, Inc.	5,419	1,073,179
Albany International Corp., Class A	10,939	722,740
Allison Transmission Holdings, Inc.	12,478	1,291,723
Astec Industries, Inc.	7,912	310,862

Atmus Filtration Technologies, Inc.	46,580	1,677,812
Blue Bird Corp.(1)	25,650	992,655
Caterpillar, Inc.	121,055	42,130,772
Crane Co.	6,880	1,179,232
Cummins, Inc.	44,505	14,307,467
Deere & Co.	73,963	37,444,508
Donaldson Co., Inc.	58,274	4,052,957
Douglas Dynamics, Inc.	6,944	190,891
Dover Corp.	10,554	1,875,973
Enerpac Tool Group Corp.	9,879	423,611
Enpro, Inc.	3,884	719,084
ESCO Technologies, Inc.	4,628	838,779
Federal Signal Corp.	11,743	1,104,664
Flowserve Corp.	21,123	1,054,249
Franklin Electric Co., Inc.	18,993	1,640,805
Gates Industrial Corp. PLC(1)	45,629	965,053
Gorman-Rupp Co.	3,765	137,422
Graco, Inc.	45,501	3,852,115
Graham Corp.(1)	4,696	185,163
Greenbrier Cos., Inc.	21,923	988,070
Helios Technologies, Inc.	7,079	214,635
Hillman Solutions Corp.(1)	37,954	274,787
Hyster-Yale, Inc.	7,752	311,320
Illinois Tool Works, Inc.	43,369	10,628,874
Ingersoll Rand, Inc.	7,739	631,812
ITT, Inc.	20,706	3,117,081
JBT Marel Corp.	5,049	579,676
Kadant, Inc.	2,035	638,807
Kennametal, Inc.	51,289	1,104,252
L.B. Foster Co., Class A(1)	3,876	73,218
Lincoln Electric Holdings, Inc.	23,260	4,502,903
Lindsay Corp.	5,139	716,377
Luxfer Holdings PLC	11,913	136,166
Manitowoc Co., Inc.(1)	8,155	85,709
Mayville Engineering Co., Inc.(1)	2,607	41,086
Middleby Corp.(1)	11,645	1,701,684
Miller Industries, Inc.	2,564	116,226
Mueller Industries, Inc.	61,998	4,827,784
Mueller Water Products, Inc., Class A	104,156	2,554,947
NN, Inc.(1)	5,501	11,277
Omega Flex, Inc.	433	14,168
Oshkosh Corp.	20,212	2,004,828
Otis Worldwide Corp.	25,873	2,466,991
PACCAR, Inc.	178,957	16,795,114
Parker-Hannifin Corp.	12,972	8,622,488
Park-Ohio Holdings Corp.	1,873	34,276
Pentair PLC	88	8,728
Proto Labs, Inc.(1)	5,886	217,664
RBC Bearings, Inc.(1)	2,817	1,030,656
REV Group, Inc.	35,797	1,342,029
Shyft Group, Inc.	7,730	81,088
Snap-on, Inc.	19,748	6,334,171
SPX Technologies, Inc.(1)	5,819	885,012
Standex International Corp.	4,912	741,417
Taylor Devices, Inc.(1)	300	11,079

Tennant Co.	11,337	843,700
Terex Corp.	34,608	1,557,706
Timken Co.	25,204	1,726,222
Titan International, Inc.(1)	33,568	243,032
Toro Co.	29,628	2,245,210
Trinity Industries, Inc.	59,692	1,536,472
Watts Water Technologies, Inc., Class A	7,705	1,865,535
Westinghouse Air Brake Technologies Corp.	12,899	2,609,726
Worthington Enterprises, Inc.	19,271	1,135,255
Xylem, Inc.	18,021	2,271,367
		211,539,645
Marine Transportation — 0.1%
Costamare Bulkers Holdings Ltd.(1)	3,004	28,117
Costamare, Inc.	22,324	191,317
Genco Shipping & Trading Ltd.	20,706	274,147
Kirby Corp.(1)	21,849	2,417,373
Matson, Inc.	22,589	2,549,169
Pangaea Logistics Solutions Ltd.	12,909	58,090
Safe Bulkers, Inc.	36,512	138,746
Star Bulk Carriers Corp.	1	17
		5,656,976
Media — 0.7%
AMC Networks, Inc., Class A(1)	22,917	151,481
Boston Omaha Corp., Class A(1)	3,267	48,025
Cable One, Inc.	3,216	470,597
Charter Communications, Inc., Class A(1)	11,512	4,561,860
Comcast Corp., Class A	850,549	29,403,479
EchoStar Corp., Class A(1)	58,558	1,038,233
Entravision Communications Corp., Class A	25,921	53,656
Fox Corp., Class A	90,890	4,993,497
Fox Corp., Class B	46,726	2,349,383
Gambling.com Group Ltd.(1)	9,993	117,817
Gannett Co., Inc.(1)	3,698	13,091
Ibotta, Inc., Class A(1)(2)	6,543	327,085
Liberty Broadband Corp., Class A(1)	1,489	138,328
Liberty Broadband Corp., Class C(1)	23,662	2,219,496
New York Times Co., Class A	38,123	2,177,586
News Corp., Class A	62,412	1,762,515
News Corp., Class B	18,329	599,725
Nexstar Media Group, Inc., Class A	4,468	761,437
Paramount Global, Class B	114,655	1,387,326
PubMatic, Inc., Class A(1)	18,202	212,963
Scholastic Corp.	9,903	171,025
Sirius XM Holdings, Inc.	2	43
Thryv Holdings, Inc.(1)	2,255	29,992
Trade Desk, Inc., Class A(1)	24,294	1,827,395
WideOpenWest, Inc.(1)	17,716	74,584
		54,890,619
Metals and Mining — 0.9%
Alcoa Corp.	54,752	1,465,711
Alpha Metallurgical Resources, Inc.(1)	7,615	853,185
Caledonia Mining Corp. PLC	2,720	46,512
Carpenter Technology Corp.	18,296	4,299,560
Century Aluminum Co.(1)	14,755	228,555
Cleveland-Cliffs, Inc.(1)	247,517	1,443,024

Coeur Mining, Inc.(1)	176,429	1,425,546
Commercial Metals Co.	67,094	3,125,909
Compass Minerals International, Inc.(1)	17,922	344,282
First Majestic Silver Corp.	34,720	214,222
Freeport-McMoRan, Inc.	345,700	13,302,536
Hecla Mining Co.	147,493	758,114
Kaiser Aluminum Corp.	10,784	782,811
Materion Corp.	7,029	544,255
McEwen Mining, Inc.(1)	5,857	47,032
Metallus, Inc.(1)	22,720	286,954
MP Materials Corp.(1)(2)	26,671	581,161
Newmont Corp.	130,379	6,873,581
Nucor Corp.	92,396	10,104,427
Olympic Steel, Inc.	7,051	209,062
Radius Recycling, Inc., Class A	11,543	341,788
Ramaco Resources, Inc., Class A	16,143	145,933
Ramaco Resources, Inc., Class B	2,347	17,485
Reliance, Inc.	19,194	5,620,387
Royal Gold, Inc.	15,664	2,790,072
Ryerson Holding Corp.	19,065	395,789
Steel Dynamics, Inc.	69,253	8,522,967
SunCoke Energy, Inc.	67,868	552,445
Tredegar Corp.(1)	6,485	54,344
U.S. Steel Corp.	86,009	4,629,004
Warrior Met Coal, Inc.	34,655	1,575,070
Worthington Steel, Inc.	18,603	463,215
		72,044,938
Multi-Utilities — 0.7%
Ameren Corp.	53,991	5,230,648
Avista Corp.	27,217	1,048,127
Black Hills Corp.	17,040	996,329
CenterPoint Energy, Inc.	122,916	4,577,392
CMS Energy Corp.	71,298	5,007,258
Consolidated Edison, Inc.	67,985	7,103,753
Dominion Energy, Inc.	154,165	8,736,531
DTE Energy Co.	41,151	5,623,284
NiSource, Inc.	94,256	3,726,882
Northwestern Energy Group, Inc.	17,924	991,735
Public Service Enterprise Group, Inc.	64,913	5,259,900
Sempra	63,124	4,960,915
Unitil Corp.	5,025	275,521
WEC Energy Group, Inc.	26,458	2,842,647
		56,380,922
Oil, Gas and Consumable Fuels — 5.5%
Amplify Energy Corp.(1)	7,989	22,928
Antero Midstream Corp.	169,916	3,191,022
Antero Resources Corp.(1)	116,875	4,376,969
APA Corp.	212,171	3,609,029
Ardmore Shipping Corp.(2)	31,182	299,659
Berry Corp.	38,867	92,892
California Resources Corp.	54,503	2,407,398
Centrus Energy Corp., Class A(1)	12,345	1,566,827
Cheniere Energy, Inc.	98,560	23,357,734
Chevron Corp.	316,181	43,221,943
Chord Energy Corp.	34,641	3,117,690

Civitas Resources, Inc.	61,703	1,688,811
CNX Resources Corp.(1)	80,862	2,610,225
Comstock Resources, Inc.(1)(2)	51,175	1,192,378
ConocoPhillips	367,269	31,346,409
Core Natural Resources, Inc.	34,491	2,390,226
Coterra Energy, Inc.	361,671	8,792,222
Crescent Energy Co., Class A	100,672	844,638
CVR Energy, Inc.	18,358	429,394
Devon Energy Corp.	276,877	8,378,298
DHT Holdings, Inc.	85,731	992,765
Diamondback Energy, Inc.	71,887	9,672,396
Dorian LPG Ltd.	25,593	547,946
DT Midstream, Inc.	25,541	2,675,164
EOG Resources, Inc.	192,237	20,871,171
EQT Corp.	149,798	8,258,364
Evolution Petroleum Corp.	18,835	84,569
Excelerate Energy, Inc., Class A	1,927	54,207
Expand Energy Corp.	55,837	6,484,351
Exxon Mobil Corp.	782,404	80,039,929
FutureFuel Corp.	9,758	38,544
Golar LNG Ltd.	4,307	177,276
Gran Tierra Energy, Inc.(1)(2)	22,668	108,126
Granite Ridge Resources, Inc.	36,913	207,451
Green Plains, Inc.(1)	15,801	65,732
Gulfport Energy Corp.(1)	6,968	1,334,372
Hallador Energy Co.(1)	16,786	289,559
Hess Corp.	117,445	15,525,055
Hess Midstream LP, Class A	58,277	2,156,249
HF Sinclair Corp.	29,442	1,063,739
HighPeak Energy, Inc.	6,385	63,148
Infinity Natural Resources, Inc., Class A(1)	1,792	29,891
International Seaways, Inc.	33,139	1,227,800
Kimbell Royalty Partners LP	55,725	729,998
Kinder Morgan, Inc.	305,893	8,577,240
Kosmos Energy Ltd.(1)	313,596	520,569
Magnolia Oil & Gas Corp., Class A	131,299	2,822,929
Marathon Petroleum Corp.	118,054	18,976,000
Matador Resources Co.	74,844	3,219,040
Murphy Oil Corp.	92,593	1,937,971
NACCO Industries, Inc., Class A	767	27,505
New Fortress Energy, Inc.	33,048	82,290
NextDecade Corp.(1)	18,484	153,048
Nordic American Tankers Ltd.	101,468	268,890
Northern Oil & Gas, Inc.	69,095	1,836,545
Occidental Petroleum Corp.	236,897	9,660,660
ONEOK, Inc.	173,240	14,004,722
Ovintiv, Inc.	156,908	5,620,445
Par Pacific Holdings, Inc.(1)	26,138	564,319
PBF Energy, Inc., Class A	50,483	961,701
Peabody Energy Corp.	60,383	794,640
Permian Resources Corp.	315,230	3,975,050
Phillips 66	62,770	7,123,140
PHX Minerals, Inc.	28	121
Plains GP Holdings LP, Class A(1)	63,444	1,116,614
PrimeEnergy Resources Corp.(1)	475	91,723

Range Resources Corp.	129,981	4,944,477
REX American Resources Corp.(1)	8,441	355,704
Riley Exploration Permian, Inc.	11,414	292,883
SandRidge Energy, Inc.	16,136	158,294
Scorpio Tankers, Inc.	31,245	1,241,676
SFL Corp. Ltd.	74,811	641,878
Sitio Royalties Corp., Class A	20,607	351,761
SM Energy Co.	75,806	1,775,377
Summit Midstream Corp.(1)	307	7,718
Talos Energy, Inc.(1)	91,382	734,711
Targa Resources Corp.	110,932	17,519,491
Teekay Corp. Ltd.	35,862	303,034
Teekay Tankers Ltd., Class A	17,708	782,517
Texas Pacific Land Corp.	7,370	8,210,401
Uranium Energy Corp.(1)	8,393	49,770
VAALCO Energy, Inc.	66,594	211,103
Valero Energy Corp.	74,004	9,544,296
Viper Energy, Inc.	18,693	741,925
Vital Energy, Inc.(1)	18,481	274,997
Vitesse Energy, Inc.	16,108	337,140
Williams Cos., Inc.	402,721	24,368,648
World Kinect Corp.	19,133	524,053
		451,341,510
Paper and Forest Products — 0.1%
Clearwater Paper Corp.(1)	10,540	303,447
Louisiana-Pacific Corp.	39,777	3,582,714
Mercer International, Inc.	23,576	84,402
Sylvamo Corp.	25,549	1,353,331
		5,323,894
Passenger Airlines — 0.5%
Alaska Air Group, Inc.(1)	83,998	4,278,018
Allegiant Travel Co.(1)	11,023	612,658
Blade Air Mobility, Inc.(1)	4,847	16,916
Delta Air Lines, Inc.	320,533	15,510,592
Frontier Group Holdings, Inc.(1)(2)	28,342	113,935
JetBlue Airways Corp.(1)	117,061	591,158
Joby Aviation, Inc.(1)	3,740	29,247
SkyWest, Inc.(1)	27,633	2,803,368
Southwest Airlines Co.	104,321	3,482,235
Sun Country Airlines Holdings, Inc.(1)	28,211	326,683
United Airlines Holdings, Inc.(1)	184,947	14,693,115
		42,457,925
Personal Care Products — 0.1%
Edgewell Personal Care Co.	10,382	286,751
elf Beauty, Inc.(1)	11	1,237
Estee Lauder Cos., Inc., Class A	28,913	1,935,436
Honest Co., Inc.(1)	16,357	82,276
Interparfums, Inc.	2,615	356,215
Kenvue, Inc.	221,324	5,283,004
Lifevantage Corp.	6,080	79,344
Medifast, Inc.(1)	4,578	64,413
Nature's Sunshine Products, Inc.(1)	5,502	85,061
Nu Skin Enterprises, Inc., Class A	33,120	285,826
USANA Health Sciences, Inc.(1)	5,475	163,538
		8,623,101

Pharmaceuticals — 2.4%
Amphastar Pharmaceuticals, Inc.(1)	14,075	361,868
ANI Pharmaceuticals, Inc.(1)	187	10,981
Arvinas, Inc.(1)	4,550	32,760
Atea Pharmaceuticals, Inc.(1)	11,053	32,827
Bristol-Myers Squibb Co.	305,094	14,729,938
Collegium Pharmaceutical, Inc.(1)	22,313	650,201
Corcept Therapeutics, Inc.(1)	27,311	2,118,241
Elanco Animal Health, Inc.(1)	84,904	1,141,110
Eli Lilly & Co.	84,987	62,692,360
Fulcrum Therapeutics, Inc.(1)	10,997	75,604
Harmony Biosciences Holdings, Inc.(1)	28,994	1,000,293
Harrow, Inc.(1)	4,815	135,350
Innoviva, Inc.(1)	32,880	643,462
Jazz Pharmaceuticals PLC(1)	36,131	3,904,677
Johnson & Johnson	337,563	52,393,153
LENZ Therapeutics, Inc.(1)(2)	273	7,972
Ligand Pharmaceuticals, Inc.(1)	4,273	436,658
Merck & Co., Inc.	237,816	18,273,781
Nuvation Bio, Inc.(1)(2)	32,481	68,860
Oramed Pharmaceuticals, Inc.(1)(2)	4,152	9,716
Organon & Co.	38,379	353,854
Pacira BioSciences, Inc.(1)	26,823	693,106
Perrigo Co. PLC	27,220	728,679
Pfizer, Inc.	590,754	13,876,812
Prestige Consumer Healthcare, Inc.(1)	11,503	985,462
Royalty Pharma PLC, Class A	55,859	1,836,644
SIGA Technologies, Inc.	21,048	125,867
Supernus Pharmaceuticals, Inc.(1)	20,180	639,706
Terns Pharmaceuticals, Inc.(1)	5,865	18,240
Theravance Biopharma, Inc.(1)	13,204	120,949
Viatris, Inc.	563,343	4,951,785
Xeris Biopharma Holdings, Inc.(1)	104	514
Zoetis, Inc.	79,634	13,428,681
		196,480,111
Professional Services — 0.9%
Alight, Inc., Class A	72,206	394,245
Asure Software, Inc.(1)	1,405	13,628
Automatic Data Processing, Inc.	77,826	25,334,698
Barrett Business Services, Inc.	9,884	408,456
Booz Allen Hamilton Holding Corp.	18,072	1,920,150
Broadridge Financial Solutions, Inc.	14,307	3,474,169
Clarivate PLC(1)	102,825	433,921
Concentrix Corp.	21	1,175
Conduent, Inc.(1)	71,358	159,842
CRA International, Inc.	2,479	471,134
CSG Systems International, Inc.	8,577	566,597
ExlService Holdings, Inc.(1)	24,246	1,115,073
Exponent, Inc.	21,540	1,644,364
Franklin Covey Co.(1)	5,473	127,959
FTI Consulting, Inc.(1)	4,241	696,203
Genpact Ltd.	29,682	1,277,810
Heidrick & Struggles International, Inc.	14,436	630,276
IBEX Holdings Ltd.(1)	4,339	124,920
Innodata, Inc.(1)(2)	6,647	262,357

Insperity, Inc.	20,786	1,345,270
KBR, Inc.	13,090	683,167
Kelly Services, Inc., Class A	15,283	179,117
Kforce, Inc.	11,135	454,308
Korn Ferry	17,012	1,156,986
Legalzoom.com, Inc.(1)	44,094	402,578
ManpowerGroup, Inc.	15,589	653,959
Paychex, Inc.	75,426	11,910,520
Paycom Software, Inc.	23,272	6,029,542
Paylocity Holding Corp.(1)	7,412	1,414,951
Resolute Holdings Management, Inc.(1)(2)	2,806	96,498
Resources Connection, Inc.	11,003	57,381
Robert Half, Inc.	51,584	2,362,031
TaskUS, Inc., Class A(1)	3,651	60,607
TriNet Group, Inc.	12,037	1,001,599
TrueBlue, Inc.(1)	16,393	98,358
UL Solutions, Inc., Class A	7,983	570,784
Upwork, Inc.(1)	35,596	551,382
Verisk Analytics, Inc.	31,115	9,774,466
Verra Mobility Corp.(1)	21,667	512,425
Willdan Group, Inc.(1)	1,099	59,401
WNS Holdings Ltd.(1)	10,758	623,856
		79,056,163
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(1)	34,602	4,325,942
CoStar Group, Inc.(1)	40,262	2,961,673
Five Point Holdings LLC, Class A(1)	1,615	8,802
Forestar Group, Inc.(1)	7,855	150,423
FRP Holdings, Inc.(1)	870	23,595
Howard Hughes Holdings, Inc.(1)	15,036	1,027,109
Jones Lang LaSalle, Inc.(1)	11,165	2,486,446
Kennedy-Wilson Holdings, Inc.	39,636	252,481
Marcus & Millichap, Inc.	9,089	261,854
Newmark Group, Inc., Class A	33,510	368,945
RE/MAX Holdings, Inc., Class A(1)	7,483	56,497
RMR Group, Inc., Class A	12	181
Seaport Entertainment Group, Inc.(1)	2,206	43,105
Seritage Growth Properties, Class A(1)(2)	3,909	11,023
St. Joe Co.	2,408	107,662
Tejon Ranch Co.(1)	2,786	46,498
Zillow Group, Inc., Class A(1)	2,536	167,807
Zillow Group, Inc., Class C(1)	10,594	710,963
		13,011,006
Semiconductors and Semiconductor Equipment — 7.6%
ACM Research, Inc., Class A(1)	15,283	344,632
Advanced Micro Devices, Inc.(1)	124,615	13,798,619
Allegro MicroSystems, Inc.(1)	14,857	376,625
Alpha & Omega Semiconductor Ltd.(1)	7,716	163,734
Amkor Technology, Inc.	63,442	1,143,225
Analog Devices, Inc.	44,099	9,436,304
Applied Materials, Inc.	157,645	24,710,854
Astera Labs, Inc.(1)	3,495	317,066
Axcelis Technologies, Inc.(1)	11,216	631,909
Broadcom, Inc.	328,909	79,619,002
CEVA, Inc.(1)	2,132	39,996

Cirrus Logic, Inc.(1)	20,517	2,018,052
Cohu, Inc.(1)	14,126	241,131
Diodes, Inc.(1)	14,800	657,120
Enphase Energy, Inc.(1)	688	28,476
First Solar, Inc.(1)	25,387	4,013,177
FormFactor, Inc.(1)	2,065	61,640
GLOBALFOUNDRIES, Inc.(1)	18,367	657,539
Ichor Holdings Ltd.(1)	4,005	63,199
Intel Corp.	531,619	10,393,151
KLA Corp.	26,879	20,344,178
Kulicke & Soffa Industries, Inc.	15,928	512,085
Lam Research Corp.	369,194	29,827,183
Magnachip Semiconductor Corp.(1)	5,631	20,328
Marvell Technology, Inc.	50,558	3,043,086
Micron Technology, Inc.	189,747	17,923,502
Monolithic Power Systems, Inc.	4,808	3,182,415
NVE Corp.	2,001	142,391
NVIDIA Corp.	2,501,121	337,976,481
NXP Semiconductors NV	17,188	3,285,142
ON Semiconductor Corp.(1)	120,347	5,056,981
Onto Innovation, Inc.(1)	8,194	753,356
Penguin Solutions, Inc.(1)	27,394	486,517
Photronics, Inc.(1)	39,415	658,625
Qorvo, Inc.(1)	11,675	887,534
QUALCOMM, Inc.	195,404	28,372,661
Rambus, Inc.(1)	15,161	810,659
Rigetti Computing, Inc.(1)	20,492	248,158
Skyworks Solutions, Inc.	59,081	4,078,361
SolarEdge Technologies, Inc.(1)	4,760	85,014
Synaptics, Inc.(1)	10,309	605,757
Teradyne, Inc.	29,461	2,315,635
Texas Instruments, Inc.	103,973	19,011,463
Ultra Clean Holdings, Inc.(1)	10,946	212,024
Universal Display Corp.	7,981	1,144,076
Veeco Instruments, Inc.(1)	8,720	168,383
		629,867,446
Software — 7.3%
A10 Networks, Inc.	52,477	905,753
ACI Worldwide, Inc.(1)	1,699	78,596
Adeia, Inc.	60,174	772,634
Adobe, Inc.(1)	38,140	15,831,533
Alarm.com Holdings, Inc.(1)	534	30,652
ANSYS, Inc.(1)	3,444	1,139,344
Appfolio, Inc., Class A(1)	773	163,234
Appian Corp., Class A(1)	80	2,520
AppLovin Corp., Class A(1)	41,177	16,182,561
Atlassian Corp., Class A(1)	9,631	1,999,685
Aurora Innovation, Inc.(1)	127,792	774,419
Autodesk, Inc.(1)	16,335	4,837,120
Bill Holdings, Inc.(1)	6,643	290,166
Blackbaud, Inc.(1)	1,083	67,395
Cadence Design Systems, Inc.(1)	27,636	7,933,466
Cipher Mining, Inc.(1)(2)	25,751	80,343
Clear Secure, Inc., Class A	38,327	948,593
Clearwater Analytics Holdings, Inc., Class A(1)	2,102	48,556

Commvault Systems, Inc.(1)	11,438	2,094,870
Confluent, Inc., Class A(1)	1,562	35,973
Consensus Cloud Solutions, Inc.(1)	2	44
CoreCard Corp.(1)	2,108	55,651
Crowdstrike Holdings, Inc., Class A(1)	18,948	8,931,519
Daily Journal Corp.(1)	69	29,079
Datadog, Inc., Class A(1)	9,482	1,117,738
Docusign, Inc.(1)	30,272	2,682,402
Dolby Laboratories, Inc., Class A	10,269	762,576
DoubleVerify Holdings, Inc.(1)	7,839	107,708
Fair Isaac Corp.(1)	1,806	3,117,662
Fortinet, Inc.(1)	178,227	18,139,944
Gen Digital, Inc.	36,746	1,046,526
Gitlab, Inc., Class A(1)	1,423	64,761
InterDigital, Inc.	15,506	3,368,834
Intuit, Inc.	17,435	13,136,749
Klaviyo, Inc., Class A(1)	372	12,648
LiveRamp Holdings, Inc.(1)	12,356	402,558
Manhattan Associates, Inc.(1)	15,443	2,915,330
MARA Holdings, Inc.(1)(2)	65,714	927,882
Microsoft Corp.	791,275	364,271,359
MicroStrategy, Inc., Class A(1)	23,223	8,570,680
Nutanix, Inc., Class A(1)	18,057	1,384,791
Olo, Inc., Class A(1)	10,962	95,479
OneSpan, Inc.	18,677	297,525
Oracle Corp.	154,138	25,514,463
Pagaya Technologies Ltd., Class A(1)	5,583	91,784
Palantir Technologies, Inc., Class A(1)	155,001	20,426,032
Palo Alto Networks, Inc.(1)	82,185	15,814,038
Pegasystems, Inc.	19,790	1,942,388
Progress Software Corp.	6,197	381,487
Qualys, Inc.(1)	18,731	2,595,180
Rapid7, Inc.(1)	1,999	45,877
Riot Platforms, Inc.(1)(2)	64,380	519,547
Roper Technologies, Inc.	4,121	2,350,083
Salesforce, Inc.	58,860	15,619,678
SentinelOne, Inc., Class A(1)	17,873	314,744
ServiceNow, Inc.(1)	16,991	17,179,430
Sprinklr, Inc., Class A(1)	4,887	41,246
Synopsys, Inc.(1)	9,816	4,554,428
Telos Corp.(1)	2,835	7,144
Teradata Corp.(1)	16,631	365,217
UiPath, Inc., Class A(1)	48,387	644,031
Verint Systems, Inc.(1)	19	333
Workday, Inc., Class A(1)	14,636	3,625,484
Xperi, Inc.(1)	15,018	116,990
Zoom Communications, Inc., Class A(1)	36,785	2,988,781
Zscaler, Inc.(1)	2,541	700,554
		601,495,797
Specialty Retail — 2.7%
1-800-Flowers.com, Inc., Class A(1)(2)	18,161	89,352
Abercrombie & Fitch Co., Class A(1)	35,025	2,749,112
Academy Sports & Outdoors, Inc.	41,603	1,701,979
Advance Auto Parts, Inc.	18,775	899,886
American Eagle Outfitters, Inc.	116,539	1,277,267

America's Car-Mart, Inc.(1)	1,072	53,343
Arhaus, Inc.(1)	35,651	320,146
Arko Corp.	31,775	135,997
Asbury Automotive Group, Inc.(1)	2,788	635,413
AutoNation, Inc.(1)	13,463	2,475,173
AutoZone, Inc.(1)	1,167	4,356,458
Bath & Body Works, Inc.	20	562
Best Buy Co., Inc.	101,839	6,749,889
Boot Barn Holdings, Inc.(1)	1,036	166,081
Buckle, Inc.	22,005	937,633
Build-A-Bear Workshop, Inc.	10,883	555,468
Burlington Stores, Inc.(1)	36,730	8,384,357
Caleres, Inc.	23,361	314,205
CarMax, Inc.(1)	62,231	4,011,410
Carvana Co.(1)	3,252	1,063,924
Cato Corp., Class A	1,679	4,298
Chewy, Inc., Class A(1)	23,743	1,074,371
Citi Trends, Inc.(1)	1,443	38,211
Designer Brands, Inc., Class A	27,383	97,210
Destination XL Group, Inc.(1)	16,132	18,229
Dick's Sporting Goods, Inc.	31,860	5,713,772
Five Below, Inc.(1)	20,229	2,358,095
Floor & Decor Holdings, Inc., Class A(1)	43,060	3,086,971
Foot Locker, Inc.(1)	38,083	904,852
GameStop Corp., Class A(1)	1,176	35,045
Gap, Inc.	156,343	3,488,012
Genesco, Inc.(1)	3,646	79,228
Group 1 Automotive, Inc.	631	267,494
Guess?, Inc.	20,600	215,888
Haverty Furniture Cos., Inc.	6,902	144,666
Home Depot, Inc.	125,735	46,306,943
Lands' End, Inc.(1)	5,235	44,079
Lithia Motors, Inc.	5,212	1,651,735
Lowe's Cos., Inc.	37,195	8,396,027
MarineMax, Inc.(1)	8,103	171,784
Murphy USA, Inc.	11,329	4,835,104
National Vision Holdings, Inc.(1)	8,319	164,799
ODP Corp.(1)	21,105	347,177
O'Reilly Automotive, Inc.(1)	4,463	6,103,153
Penske Automotive Group, Inc.	5,784	949,617
PetMed Express, Inc.(1)	2,475	9,158
Revolve Group, Inc.(1)	3,977	81,926
Ross Stores, Inc.	126,109	17,666,610
Sally Beauty Holdings, Inc.(1)	18,734	163,173
Shoe Carnival, Inc.	9,950	191,239
Signet Jewelers Ltd.	28,716	1,911,624
Sleep Number Corp.(1)	1	11
Sonic Automotive, Inc., Class A	5,837	408,181
Stitch Fix, Inc., Class A(1)	5,706	25,221
Tile Shop Holdings, Inc.(1)	1,000	6,370
TJX Cos., Inc.	319,239	40,511,429
Tractor Supply Co.	245,301	11,872,568
Ulta Beauty, Inc.(1)	24,299	11,456,007
Upbound Group, Inc.	24,548	563,131
Urban Outfitters, Inc.(1)	42,323	2,958,378

Valvoline, Inc.(1)	30,971	1,071,287
Victoria's Secret & Co.(1)	41,888	888,444
Williams-Sonoma, Inc.	75,558	12,222,262
Zumiez, Inc.(1)	5,824	72,742
		225,454,176
Technology Hardware, Storage and Peripherals — 4.7%
Apple, Inc.	1,825,948	366,741,655
Dell Technologies, Inc., Class C	19,675	2,189,237
Diebold Nixdorf, Inc.(1)	10,182	490,467
Eastman Kodak Co.(1)	8,541	48,513
Hewlett Packard Enterprise Co.	264,132	4,564,201
HP, Inc.	51,529	1,283,072
Immersion Corp.	11,407	85,781
IonQ, Inc.(1)	1,735	69,990
NetApp, Inc.	33,722	3,343,874
Pure Storage, Inc., Class A(1)	45,251	2,425,001
Sandisk Corp.(1)	50,628	1,908,169
Seagate Technology Holdings PLC	18,370	2,166,558
Super Micro Computer, Inc.(1)(2)	119,038	4,763,901
Western Digital Corp.(1)	9,162	472,301
		390,552,720
Textiles, Apparel and Luxury Goods — 1.0%
Amer Sports, Inc.(1)	6,157	223,992
Birkenstock Holding PLC(1)	323	17,371
Capri Holdings Ltd.(1)	49,505	897,030
Carter's, Inc.	24,782	777,411
Columbia Sportswear Co.	15,363	979,852
Crocs, Inc.(1)	37,834	3,859,068
Deckers Outdoor Corp.(1)	77,787	8,208,084
Ermenegildo Zegna NV	10,840	93,224
Figs, Inc., Class A(1)	34,477	149,975
G-III Apparel Group Ltd.(1)	28,440	826,182
Hanesbrands, Inc.(1)	81,794	404,880
Kontoor Brands, Inc.	37,699	2,586,151
Levi Strauss & Co., Class A	43,888	761,457
Lululemon Athletica, Inc.(1)	51,421	16,283,488
Movado Group, Inc.	6,084	98,561
NIKE, Inc., Class B	308,449	18,688,925
Oxford Industries, Inc.	10,091	541,685
PVH Corp.	25,034	2,097,098
Ralph Lauren Corp.	23,404	6,478,461
Rocky Brands, Inc.	2,868	65,247
Skechers USA, Inc., Class A(1)	48,928	3,035,493
Steven Madden Ltd.	36,811	907,391
Superior Group of Cos., Inc.	5,302	52,278
Tapestry, Inc.	132,816	10,432,697
Under Armour, Inc., Class A(1)	99,921	670,470
Under Armour, Inc., Class C(1)	68,329	430,473
Unifi, Inc.(1)	1,684	8,454
Vera Bradley, Inc.(1)	1,061	2,143
VF Corp.	268,558	3,346,233
Wolverine World Wide, Inc.	10,644	181,587
		83,105,361
Trading Companies and Distributors — 1.1%
Air Lease Corp.	67,372	3,881,301

Alta Equipment Group, Inc.(2)	3,301	15,680
Applied Industrial Technologies, Inc.	13,487	3,055,075
BlueLinx Holdings, Inc.(1)	5,065	338,950
Boise Cascade Co.	22,920	1,991,290
DNOW, Inc.(1)	49,917	719,803
Fastenal Co.	340,681	14,083,752
FTAI Aviation Ltd.	50,378	5,901,783
GATX Corp.	22,597	3,598,346
Global Industrial Co.	6,809	177,374
GMS, Inc.(1)	19,911	1,507,860
H&E Equipment Services, Inc.	25,286	2,393,067
Herc Holdings, Inc.	20,326	2,520,424
Hudson Technologies, Inc.(1)	19,460	139,139
Karat Packaging, Inc.	4,473	140,721
McGrath RentCorp	10,939	1,229,325
MRC Global, Inc.(1)	56,201	697,454
MSC Industrial Direct Co., Inc., Class A	27,515	2,234,218
QXO, Inc.(2)	15,095	256,615
Rush Enterprises, Inc., Class A	25,866	1,284,247
Rush Enterprises, Inc., Class B	2,004	104,639
SiteOne Landscape Supply, Inc.(1)	8,474	989,848
Titan Machinery, Inc.(1)	9,617	179,645
United Rentals, Inc.	20,589	14,584,836
Watsco, Inc.	7,272	3,225,641
WESCO International, Inc.	28,494	4,783,858
Willis Lease Finance Corp.	336	45,138
WW Grainger, Inc.	16,743	18,209,017
		88,289,046
Water Utilities — 0.0%
American Water Works Co., Inc.	12,221	1,747,236
Artesian Resources Corp., Class A	1,556	53,667
California Water Service Group	16,408	775,278
Essential Utilities, Inc.	172	6,627
Global Water Resources, Inc.	7	71
Middlesex Water Co.	5,875	340,456
		2,923,335
Wireless Telecommunication Services — 0.4%
Gogo, Inc.(1)	43,863	465,386
Telephone & Data Systems, Inc.	52,902	1,817,713
T-Mobile U.S., Inc.	118,562	28,715,716
U.S. Cellular Corp.(1)(2)	4,248	263,249
		31,262,064
TOTAL COMMON STOCKS (Cost $6,718,258,061)		8,257,124,505
RIGHTS — 0.0%
Biotechnology — 0.0%
Akouos, Inc.(1)(2)	1,135	11
Chinook Therapeutics, Inc.(1)	8,349	84
Fusion Pharmaceuticals, Inc.(1)(2)	8,399	4,619
Icosavax, Inc.(1)	1,560	484
Mirati Therapeutics, Inc.(1)	5,654	3,958
		9,156
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1)	3,336	3,403
Pharmaceuticals — 0.0%
Albireo Pharma, Inc.(1)	1,606	3,453

CinCor Pharma, Inc.(1)	3,906	11,952
Concert Pharmaceuticals, Inc.(1)	2,660	984
		16,389
Software — 0.0%
Gen Digital, Inc.(1)	3,721	26,345
TOTAL RIGHTS (Cost $43,365)		55,293
ESCROW INTERESTS(3) — 0.0%
Diversified Telecommunication Services — 0.0%
GCI Liberty, Inc.(1) (Cost $—)	2,203	22
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,169,016	5,169,016
State Street Navigator Securities Lending Government Money Market Portfolio(4)	8,434,243	8,434,243
TOTAL SHORT-TERM INVESTMENTS (Cost $13,603,259)		13,603,259
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $6,731,904,685)		8,270,783,079
OTHER ASSETS AND LIABILITIES — 0.0%		718,033
TOTAL NET ASSETS — 100.0%		$8,271,501,112

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $13,493,645. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $14,092,352, which includes securities collateral of $5,658,109.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$8,257,124,505	—	—
Rights	55,293	—	—
Escrow Interests	—	$22	—
Short-Term Investments	13,603,259	—	—
	$8,270,783,057	$22	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.